Exhibit 99.17

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300616325	335286	09/12/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	1003/Application lists departing residence as mailing address for B2 , however, Mailing Address Certification lists subject as mailing address.	09/21/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached signed corrected 1003. Loan file contains mailing address certification for subject property. APP 0006 Exception Cleared;	Approved	A	A	A	A	A
300616325	335329	09/12/2017	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing purchase contract	10/02/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached executed purchase contract for subject transaction. HUD 0014 Exception Cleared;	Approved	A	A	A	A	A
300616325	335330	09/12/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing Seller CD.	10/02/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/27/2017 - Exception is cleared with the attached copy of the settlement agent signed / stamped certified Seller CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300616325	335331	09/12/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure OR evidence that the lender does not have any affiliated business relationships to disclose.	09/22/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

9/20/2017 - Exception is cleared with the attached lender signed attestation confirming that the lender has no affiliated business relationships to disclose, thus no Affiliated Business Disclosure would be required. COMP 0010 Exception Cleared;
												Approved	A	A	A	A	A
300616325	335332	09/12/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date.	09/26/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached lock confirmation that documents the rate lock date. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300616325	335354	09/12/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged
1) Missing evidence of delivery to borrower of the lenders privacy disclosure

 2) Patriot Act CIP form lists B1s date of birth as the ID expiration date. No copy of the unexpired government issued ID was provided in file.

Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

9/20/2017 - Exception overridden to EV2. Patriot Act CIP form lists B1s date of birth as the ID expiration date,  thus override to EV2. Attached disclosure tracking evidences delivery of the privacy disclosure to borrower. COMP 0006 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300616325	335357	09/12/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of delivery of the Home Loan Toolkit to Borrower.	09/26/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the Home Loan Toolkit to borrower. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300616325	335358	09/12/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing borrower accepted eDisclosure. Evidence of esign in file.	09/26/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300616325	335370	09/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $560,000 is supported. No post closing CDA provided.	09/14/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

9/14/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $560,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300616325	335383	09/12/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	09/22/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300616325	335393	09/12/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation to evidence that the potential occupancy has been addressed.	11/16/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

11/14/2017 - Exception is cleared with the attached property report that confirms borrower is not the owner of the property listed on the reverse phone lookup. No REOs listed on the 1003 REO schedule. No schedule E activity reported on the 1040s to support. Borrower lived at former residence for 12 years prior to renting departing residence, which is supported by prior years W2s.  Property listed in the fraud report is not listed on any of the documentation in file. Subject property was selected on the mailing certification (pg 315) and loan file contains occupancy affidavit that confirms owner occupancy. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300616325	335395	09/12/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing source of large deposit to the brokerage account. Funds are required to satisfy cash to close and reserve requirements.	09/22/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached gift letter and asset statement to evidence transfer to borrower. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300616325	335396	09/12/2017	Credit	Missing Verification of Rental	CRED 0021	2	Acknowledged	Missing VOR for departing residence
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

Client: 10/19/2017 - Received investors acknowledgment of the exception to lender guide for missing VOR on departing residence due to compensating factors of excellent mortgage history on previous residence, job stability, and low DTI. CRED 0021 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300616325	335397	09/12/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed
The Initial Closing Disclosure was provided on (2017-08-31) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date. Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (2017-09-05), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (20170828), for consummation to occur. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									09/22/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the initial CD to borrower on the issuance date. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300616325	335398	09/12/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									09/22/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											9/20/2017 - Exception is cleared with the attached borrower signed intent to proceed form. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300616325	335400	09/12/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed
Provide itemization of amount financed. The disclosed finance charge ($303,492.46) is ($124.98) below the actual finance charge($303,617.44). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
									10/11/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

10/10/2017 - Exception is cleared with the attached copy of the itemization of amount financed. Section H Condo EOI Master Policy Fee charged by insurer of $85 can be excluded. Lender did not include $25 Loan Warehousing Fee or $15 Recording Service Fees in prepaid finance charges, variance < $100 after $85 Section H fee excluded. TRID 0088 Exception Cleared;
												Approved	A	A	A	A	A
300616325	335405	09/12/2017	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Missing condo review. Also missing HOA cert.	09/26/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

9/22/2017 - Exception is cleared with the attached Certification of Project Eligibility and Approval. HOA Cert and 2017 Annual Budget were previously provided via stip presentment on 9/20. COND 0001 Exception Cleared;
												Approved	A	A	A	A	A
300616325	335407	09/12/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	1) Missing lenders property tax calculation 2) Missing documentation to support qualifying monthly property insurance payment. 3) Missing documentation to support qualifying monthly HOA.	10/11/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.

10/5/2017 - Exception is cleared with the attached lender signed official attestation confirming that the 1003 provided via stip presentment 10/2 is the final 1003 that was signed at closing; listed tax, insurance, and HOA payment are supported by the documentation that was provided in the original loan file. Amended and signed 1008 was also provided via stip presentment on 10/2. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300616325	345737	10/19/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Provide signed processor cert on company letterhead to address missing VOR for departing residence	11/14/2017
Verified employment history - VOE confirms B2s employment with present employer from 3/24/2008 OR 9 years 5 months.; Verified credit history - Oldest tradeline 10/1991, Middle credit scores 800 / 792 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - Approved DTI 28.132% is below the program maximum allowed of 43%.
											11/9/2017 - Exception is cleared with attached signed processor cert to address missing VOR for departing residence (REF CRED 0021).	Approved	A	A	A	A	A
300616323	345461	10/18/2017	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	ROR 0009	1	Closed	Loan disbursement occurred prior to end of required 3 day rescission period.	10/30/2017
Low DTI - LTV of 59.23%. Maximum for program is 70% with a 730 FICO score.; Verified reserves - Verified post closing reserves of $214,525.61, 51.6 months of PITI reserves. 6 months of PITI reserves required.

10/27/2017 - Exception is cleared with the attached final settlement statement for subject transaction that confirms the disbursement date. Subject is located in a dry funding state, thus post-close CD provided via stip presentment on 10/24, which reflected a change to the disbursement date, is considered the final CD. US Mailbox Rule applied. ROR 0009 Exception Cleared;
												Approved	A	A	A	A	A
300616323	345469	10/18/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,165,000 is supported. No post closing CDA provided.	10/23/2017
Low DTI - LTV of 59.23%. Maximum for program is 70% with a 730 FICO score.; Verified reserves - Verified post closing reserves of $214,525.61, 51.6 months of PITI reserves. 6 months of PITI reserves required.

10/23/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,165,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300616323	345739	10/19/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Credit Report reflects a Fraud Victim Alert. No evidence that lender contacted borrower to address alert as required in Alert statement.	10/26/2017
Low DTI - LTV of 59.23%. Maximum for program is 70% with a 730 FICO score.; Verified reserves - Verified post closing reserves of $214,525.61, 51.6 months of PITI reserves. 6 months of PITI reserves required.
											10/24/2017 - Exception is cleared with the attached FACTA Alert Validation. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300616322	355838	11/22/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for the following redisclosed Loan Estimates.	12/11/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.

11/28/2017 - Exception is cleared with the attached change of circumstance forms for re-disclosed LEs. Confirmed lender credit did not decrease from interim LE to latest issued LE. TRID 0171 Exception Cleared;
												Approved	A	A	A	A	A
300616322	355840	11/22/2017	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	ROR 0009	1	Closed	Based on final Closing Disclosure loan disbursed prior to the end of required 3 day rescission period.	12/11/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.

12/7/2017 - Exception is cleared with the attached final settlement statement that confirms date prepaid interest was collected to, which is in support of the post-close CD for dry funding state previously provided via stip presentment on 12/4. ROR 0009 Exception Cleared;
												Approved	A	A	A	A	A
300616322	355841	11/22/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
No evidence that borrower was provided with E-sign disclosure. Initial 1003 and Disclosures in file have been E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.
									11/30/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.
											11/28/2017 - Exception is cleared with the attached disclosure tracking that documents the borrowers econsent date. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300616322	355843	11/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $836,000 is supported. No post closing CDA provided.	11/30/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.

11/28/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $836,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300616322	355844	11/22/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	11/30/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.
											11/28/2017 - Exception is cleared with the attached copy of the Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300616322	355845	11/22/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing Tax Transcripts	11/30/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.
											11/28/2017 - Exception is cleared with the attached 2015/2016 IRS Tax Transcripts. CRED 0091 Exception Cleared;	Approved	A	A	A	A	A
300616322	355847	11/22/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $35	TRID 0089	1	Closed
UPDATED (REF ROR 000 Stip 12/4): The disclosed finance charge ($330,876.30) is ($169.98) below the actual finance charge ($331,046.28). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)

 Finance charges are under disclosed by $109.98. No itemization from lender provided. Review included HOA Certification Fee pf $150 as finance charge. The disclosed finance charge ($331,333.01) is ($109.98) below the actual finance charge ($331,442.99). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
									12/11/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.
											12/4/2017 - Attached invoice confirms that the section H HOA Cert Fee of $150 was charged by the homeowners association, thus can be excluded. TRID 0089 Exception Cleared;	Approved	A	A	A	A	A
300616322	356171	11/25/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing credit inquiry letter from borrower addressing all inquiries on credit report. Borrower to confirm no new debts was obtained or provide documentation of new debt.	11/30/2017
Verified housing payment history - 172 months of current and prior mortgage history rated paid as agreed per credit report.; Low LTV/CLTV/HCLTV - LTV of 58.732% . Maximum LTV allowable is 70% per program guidelines.
											11/28/2017 - Exception is cleared with the attached borrower signed letter of explanation that confirms inquiries performed were for subject transaction. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300616288	359372	12/06/2017	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Missing a complete copy of the initial 1003/Application. Only pg 1 of the corrected initial 1003 provided. Final 1003/Application provided.	12/12/2017
Verified credit history - Oldest tradeline 12/1988, Middle credit score 758 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - 22.26% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 49.58% CLTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $255,146.43 (39 months PITI). 9 months reserves required.
											12/8/2017 - Exception is cleared with the attached complete copy of the executed initial 1003/Application. APP 0004 Exception Cleared;	Approved	A	A	A	A	A
300616288	359435	12/07/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing borrower accepted eDisclosure. Evidence of esign in file.	12/12/2017
Verified credit history - Oldest tradeline 12/1988, Middle credit score 758 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - 22.26% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 49.58% CLTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $255,146.43 (39 months PITI). 9 months reserves required.
											12/8/2017 - Exception is cleared with the attached borrower accepted eDisclosure. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300616288	359437	12/07/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate 8/17/2017.
Verified credit history - Oldest tradeline 12/1988, Middle credit score 758 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - 22.26% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 49.58% CLTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $255,146.43 (39 months PITI). 9 months reserves required.

12/12/2017 - Exception is overridden to EV2 with the attached appraisal invoice that confirms appraisal fee was paid by borrower after the documented intent to proceed date. TRID 0191 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300616288	359474	12/07/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing borrower signed credit inquiry letter.	12/12/2017
Verified credit history - Oldest tradeline 12/1988, Middle credit score 758 with no history of delinquency reported. Minimum credit score required 740.; Low DTI - 22.26% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 49.58% CLTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $255,146.43 (39 months PITI). 9 months reserves required.
											12/8/2017 - Exception is cleared with the attached borrower signed credit inquiry letter. CRED 0104 Exception Cleared;	Approved	A	A	A	A	A
300602114	339287	09/26/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,700,000 is supported. No post closing CDA provided.	09/27/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 31.48% LTV is below the program maximum of 65%.; Verified reserves - Post closing reserves $343,295.21 or 64 months PITI. 6 months reserves required. Additional 6 months reserves for financed rental property satisfied.; Low DTI - 32.80% DTI is below the program maximum of 43%.

9/27/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $2,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300602114	339292	09/26/2017	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged	1) Missing initial credit report reflecting borrowers credit scores. Minimum credit score required 740. 2) Missing updated credit supplement to remove duplicate tradeline.
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 31.48% LTV is below the program maximum of 65%.; Verified reserves - Post closing reserves $343,295.21 or 64 months PITI. 6 months reserves required. Additional 6 months reserves for financed rental property satisfied.; Low DTI - 32.80% DTI is below the program maximum of 43%.

9/27/2017 - Exception is partially cleared with the attached copy of the initial credit report. Missing updated credit supplement to remove duplicate tradeline. CRED 0093 Exception Remains;
10/2/2017 - Attached updated report cannot be used to satisfy part 2 of the exception. Attached report 8/31 is dated prior to the updated report 9/12 that reflects the duplicate tradeline. CRED 0093 Exception Remains;
 10/9/2017 - Exception re-reviewed. Credit supplement confirms duplicate tradeline was merged (Stip 10/2). DTI remains < 43% with duplicate payment considered. Part 1 of the original exception was cleared with the copy of the initial credit report that was provided via stip presentment on 9/27. CRED 0093 Exception Overridden to EV2.;
												Approved	B	B	B	B	B
300602114	339302	09/26/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 2014/2015 IRS Tax Transcripts. 2016 Transcripts to reflect no record returned. 2016 Extension to file provided.	10/10/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 31.48% LTV is below the program maximum of 65%.; Verified reserves - Post closing reserves $343,295.21 or 64 months PITI. 6 months reserves required. Additional 6 months reserves for financed rental property satisfied.; Low DTI - 32.80% DTI is below the program maximum of 43%.
											10/5/2017 - Exception is cleared with the attached copies of the borrowers 2014/2015 IRS Transcripts. 2016 reflects no record returned. CRED 0091 Exception Cleared;	Approved	A	A	A	A	A
300602114	339311	09/26/2017	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
The List of Settlement Service Providers Disclosure Date (2017-08-07) is more than 3 business days from the Application Date (xxxx). Three business days from the Application Date is (xxxx). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))
									10/09/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 31.48% LTV is below the program maximum of 65%.; Verified reserves - Post closing reserves $343,295.21 or 64 months PITI. 6 months reserves required. Additional 6 months reserves for financed rental property satisfied.; Low DTI - 32.80% DTI is below the program maximum of 43%.

10/5/2017 - Exception is cleared with the attached lender signed official attestation confirming Saturdays is not considered a business day. Timing requirement is satisfied with Saturday excluded. TRID 0049 Exception Cleared;
												Approved	A	A	A	A	A
300602114	339312	09/26/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Loan file is missing a copy of the Initial CD.	10/09/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 31.48% LTV is below the program maximum of 65%.; Verified reserves - Post closing reserves $343,295.21 or 64 months PITI. 6 months reserves required. Additional 6 months reserves for financed rental property satisfied.; Low DTI - 32.80% DTI is below the program maximum of 43%.
											10/5/2017 - Exception is cleared. Initial CD provided in file pg 387. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300602114	339313	09/26/2017	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
The Initial Loan Estimate Disclosure Date (2017-08-07) is more than 3 business days from the Application Date (xxxx). Three business days from the Application Date is (xxxx). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
									10/09/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 31.48% LTV is below the program maximum of 65%.; Verified reserves - Post closing reserves $343,295.21 or 64 months PITI. 6 months reserves required. Additional 6 months reserves for financed rental property satisfied.; Low DTI - 32.80% DTI is below the program maximum of 43%.

10/5/2017 - Exception is cleared with the attached lender signed official attestation confirming Saturdays is not considered a business day. Timing requirement is satisfied with Saturday excluded. TRID 0028 Exception Cleared;
												Approved	A	A	A	A	A
300602114	339320	09/26/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2017 YTD paystub for B1s Schedule C self-employment business for which W2 income was considered.	10/02/2017
Verified housing payment history - Credit report confirms 99 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 31.48% LTV is below the program maximum of 65%.; Verified reserves - Post closing reserves $343,295.21 or 64 months PITI. 6 months reserves required. Additional 6 months reserves for financed rental property satisfied.; Low DTI - 32.80% DTI is below the program maximum of 43%.

9/27/2017 - "Paystub shows co-borrower as employee. Co-borrower income was not included in calculation; therefore it is not necessary to provide. Please see attachments for reference". ** Exception re-reviewed and cleared. W2 income reported on the 2015/2014 1040 is from B1s Schedule C self-employment business, which was paid to B2. B2 income not considered, thus no YTD paystub required. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300491781	329265	08/17/2017	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State of Colorado Net Tangible Benefit Disclosure.	09/01/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/24/2017 - Exception is cleared with the attached executed CO Tangible Net Benefit Disclosure. NTB 0001 Exception Cleared;	Approved	A	A	A	A	A
300491781	329269	08/17/2017	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing FACTA disclosures. Notice to Home Loan Applicant was not provided in file.	09/01/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/24/2017 - Exception is cleared with the attache Notice to Home Loan Applicant addressed to borrower. FACT 0001 Exception Cleared;	Approved	A	A	A	A	A
300491781	329270	08/17/2017	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing FACTA disclosures. Right to Receive Credit Score Disclosure was not provided in file. .	09/01/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/24/2017 - Exception is cleared with the Right to Receive Credit Score Disclosure (FACT 0001 Stip 8/24). FACT 0002 Exception Cleared;	Approved	A	A	A	A	A
300491781	329272	08/17/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed
Fraud Report lists Potential Ownership Issue for additional property owned in New York. No evidence provided in file that this property does not belong to the borrower. All alerts on Fraud Report must be cleared.
									09/01/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.

8/23/2017 - Attached county property search confirms borrower does not have ownership of the property listed in the fraud report potential ownership issue. Included is fraud report reflecting variance as cleared. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300491781	329273	08/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,100,000 is supported. No post closing CDA provided.	08/22/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.

8/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300491781	329280	08/17/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	08/22/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/18/2017 - Exception is cleared with the attached copy of the Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300491781	329281	08/17/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Per final 1003 lender included Social Security Income to qualify the borrower. Missing copy of current Social Security Awards letter as required per Appendix Q.	11/20/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/25/2017 - Exception is cleared with the attached most recent Social Security Benefit Letter. QMATR 0010 Exception Cleared;	Approved	A	A	A	A	A
300491781	329282	08/17/2017	Credit	Missing Credit Report	CR 0001	1	Closed	No credit report provided in file. Debts entered from final 1003. Credit review is not complete.	09/01/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.

8/24/2017 - Exception is cleared with the attached supplemental credit report that reflects the duplicate home equity account as deleted. Origination credit report was previously received via stip presentment 8/18 (REF CRED 0001). CR 0001 Exception Cleared;
												Approved	A	A	A	A	A
300491781	329283	08/17/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	No credit report provided in file. Missing 24 months of mortgage history confirming 0x30 payment history as required per guidelines.	08/22/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/18/2017 - Exception is cleared with the attached copy of the origination credit report. CRED 0001 Exception Cleared;	Approved	A	A	A	A	A
300491781	329285	08/17/2017	Credit	Questionable Occupancy	CRED 0015	1	Closed
Approved as Owner Occupied residence. Documents in file reflect borrower mailing address as other than subject:
1) 2016 tax extension dated 4/17/2017 list a Texas address.
2) Current bank statements list a Texas address.
3) Driver License of person signing as POA for borrower lists subject as residence.
 4) Fraud Report lists a New York address recently acquired by the borrower.  Missing documentation to confirm borrowers occupancy at subject and explanation for additional addresses noted above.
									09/14/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.

9/14/2017 - Exception is cleared with the attached letter of explanation from the POA and current utility bill for subject property addressed to borrower. POA acts as caregivers for the borrower. CRED 0015 Exception Cleared;
												Approved	A	A	A	A	A
300491781	329291	08/17/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing borrower signed tax returns for 2015 and 2014. Tax returns in file were not signed by the borrower.	09/01/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/24/2017 - Exception is cleared with the attached borrower signed 2014/2015 1040 signature pages. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300491781	329293	08/17/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following:

1) File included 2016 IRS filing extension and 2015/2014 tax returns. Per 2015 tax returns borrower filed Sch C. Missing 2016 and YTD 2017 P&L/Balance Sheet as required per Appendix Q. Email addressed this income for deceased spouse but did not address same income for borrower.

2) Missing all K1s for all business entities listed on 2015 and 2014 Schedule E. Any business entity which reflects ownership of 25% or greater will require 2016 and 2017 YTD P&L and Balance Sheet.

 3) Borrower had additional income from Trust. Bank statements in file to document prior years Trust income have redacted information and cannot be used for income verification. Trust document is part of another document and cannot be used for qualifying. All documents provided in file must be complete.
									11/20/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.

11/14/2017 - Exception is cleared with the attached post-consummation dated CPA email correspondence that confirms Borrower is no longer receiving Schedule C self-employment with pre-consummation dated 2016 YE and 2017 YTD P&L/Balance Sheets. 1003 / Application lists trust income source, however, no income was considered in qualifying. Part 3 of the exception was removed. Part 2 of the exception was satisfied (Ref Stip 10/23 and 8/25). CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300491781	329294	08/17/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
The Initial Closing Disclosure Received Date of (2017-08-01) is not three business days before the consummation date. Three business days before the consummation date. Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									09/14/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.

8/18/2017 - Exception is cleared with the attached copy of the initial CD that was esigned by the borrower on the issuance date. Initial CD was not presented in the original loan file. TRID 0008 Exception Cleared;
												Approved	A	A	A	A	A
300491781	329295	08/17/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed
No Intent to Proceed acknowledged by borrower was provided in the file. You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									09/14/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											8/18/2017 - Exception is cleared with the attached printout from the lender LOS that documents the intent to proceed date. TRID 0045 Exception Cleared;	Approved	A	A	A	A	A
300491781	330289	08/22/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-06-07). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-06-10), which is after (2017-06-08); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									09/14/2017
Low LTV/CLTV/HCLTV - 50.82% LTV/CLTV. 70% maximum allowed for cash out per guidelines. ; Verified credit history - Oldest tradeline  1/1978, Middle credit score 783 with no history of delinquency reported.
											9/14/2017 - Exception is cleared with the attached screen prints from the lenders LOS that confirms delivery of the initial LE the day after the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300591996	336100	09/14/2017	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing undersigned loan approval. No 1008 provided in file.	09/27/2017
Verified credit history - Oldest tradeline 3/1999, Middle credit scores 801/779 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 70.10% LTV is below the program maximum of 75%.; Verified employment history - B2 VVOE confirms employment from 9/18/2003 OR 13.9 Years
											9/25/2017 - Exception is cleared with the attached 1008. Documented loan approval date was previously presented via stip presentment on 9/19. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300591996	336463	09/15/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing change of circumstances for interim disclosures	11/10/2017
Verified credit history - Oldest tradeline 3/1999, Middle credit scores 801/779 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 70.10% LTV is below the program maximum of 75%.; Verified employment history - B2 VVOE confirms employment from 9/18/2003 OR 13.9 Years

10/30/2017 - Exception is cleared with the attached lender signed attestation. Copy of the interim LE with disclosure attached. No timing or tolerance violations, thus exception is cleared. Additional signed lender attestation with supporting documentation was previously provided via stip presentment on 10/24. TRID 0171 Exception Cleared;
												Approved	A	A	A	A	A
300591996	336486	09/15/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy for the newly constructed subject property.	10/18/2017
Verified credit history - Oldest tradeline 3/1999, Middle credit scores 801/779 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 70.10% LTV is below the program maximum of 75%.; Verified employment history - B2 VVOE confirms employment from 9/18/2003 OR 13.9 Years

10/16/2017 - Exception is cleared with the attached email correspondence from the City that states, "We dont offer actual certificates of occupancy for residential homes. Once the final inspections are approved, the house is finaled". Approved final inspection record was previously provided via stip presentment on 9/19. PROP 0012 Exception Cleared;
												Approved	A	A	A	A	A
300591996	336493	09/15/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	CD provided to evidence the sale of the departing residence is not not signed for property located in a wet funding state	10/05/2017
Verified credit history - Oldest tradeline 3/1999, Middle credit scores 801/779 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 70.10% LTV is below the program maximum of 75%.; Verified employment history - B2 VVOE confirms employment from 9/18/2003 OR 13.9 Years
											10/3/2017 - Exception is cleared with the attached signed Sellers CD for departing residence. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300591996	336513	09/15/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing verification of self-employment for B2s 1040 Schedule C business.	11/11/2017
Verified credit history - Oldest tradeline 3/1999, Middle credit scores 801/779 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 70.10% LTV is below the program maximum of 75%.; Verified employment history - B2 VVOE confirms employment from 9/18/2003 OR 13.9 Years
											9/19/2017 - Exception is cleared. Verification of self-employment is not required when no income is considered. Two years tax returns and P&L/Balance sheet provided. QMATR 0010 Exception Cleared;	Approved	A	A	A	A	A
300591996	336536	09/15/2017	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Missing LE issued at rate lock	09/21/2017
Verified credit history - Oldest tradeline 3/1999, Middle credit scores 801/779 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 70.10% LTV is below the program maximum of 75%.; Verified employment history - B2 VVOE confirms employment from 9/18/2003 OR 13.9 Years
											9/19/2017 - Exception is cleared with the attached interim issued LE issued due to rate lock. TRID 0159 Exception Cleared;	Approved	A	A	A	A	A
300591996	336605	09/15/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									11/10/2017
Verified credit history - Oldest tradeline 3/1999, Middle credit scores 801/779 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 70.10% LTV is below the program maximum of 75%.; Verified employment history - B2 VVOE confirms employment from 9/18/2003 OR 13.9 Years
											9/19/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the intent to proceed date. TRID 0045 Exception Cleared;	Approved	A	A	A	A	A
300595916	335990	09/14/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery to borrower of the lenders privacy disclosure.	09/19/2017
Verified credit history - Oldest tradeline 7/1980, Middle credit scores 794/808 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $275,963.09 or 49 months PITI. 12 months reserves required. All reserve requirements satisfied.
											9/15/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying privacy disclosure and loan commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300595916	336005	09/14/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,050,000 is supported. No post closing CDA provided.	09/14/2017
Verified credit history - Oldest tradeline 7/1980, Middle credit scores 794/808 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $275,963.09 or 49 months PITI. 12 months reserves required. All reserve requirements satisfied.

9/14/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,050,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300595916	336031	09/14/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed
1) Missing verification of self-employment for borrowers LLC. CPA letter to confirm entity does not file its own tax returns and is to be reported on the borrowers 1040. Also missing is 2016 YE and 2017 YTD P&L/ Balance Sheets.

 2) Missing CPA letter to address Schedule E partnership. No income / losses reported. No K1s provided. Percentage of ownership is unknown.
									10/26/2017
Verified credit history - Oldest tradeline 7/1980, Middle credit scores 794/808 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $275,963.09 or 49 months PITI. 12 months reserves required. All reserve requirements satisfied.

10/24/2017 - Exception is cleared with the attached CPA letter that confirms borrowers are sole members of the LLC, which is a pass-through and does not file its own returns or profit and loss statements. No income was considered. Property tax expense on the land owned by the LLC was considered in qualifying. Attached CPA letter is in support of the borrowers letter of explanation and copy of the Operating Agreement that was presented in the original loan file. K1s to clear part 2 of the original exception were provided via stip presentment on 9/21. QMATR 0010 Exception Cleared;
												Approved	A	A	A	A	A
300595916	336060	09/14/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Loan file only contains CD that was signed at closing.	09/19/2017
Verified credit history - Oldest tradeline 7/1980, Middle credit scores 794/808 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $275,963.09 or 49 months PITI. 12 months reserves required. All reserve requirements satisfied.
											9/15/2017 - Exception is cleared with the attached copy of the initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300595916	336073	09/14/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 4506T form for the 1065 self-employment business. Also missing is 2014/2015/2016 IRS Tax Transcripts.	09/26/2017
Verified credit history - Oldest tradeline 7/1980, Middle credit scores 794/808 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $275,963.09 or 49 months PITI. 12 months reserves required. All reserve requirements satisfied.
											9/21/2017 - Exception is cleared with the attached 4506T form for the 1065 self-employment business with 2014/2015/2016 IRS Tax Transcripts. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300567990	338474	09/21/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Missing 1003 application signed by the lender originator.	10/05/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											10/3/2017 - Exception is cleared with the attached lender signed initial 1003 / Application. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300567990	338482	09/21/2017	Compliance	Missing Initial Loan Estimate	TRID 0128	1	Closed	No Loan Estimates provided. TRID review cannot be finalized.	10/05/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											9/25/2017 - Exception is cleared with the attached copy of the initial LE with disclosure tracking. TRID 0128 Exception Cleared;	Approved	A	A	A	A	A
300567990	338484	09/21/2017	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Missing Loan Estimate dated within 3 business days of Rate Lock date. No Loan Estimates provided in file.	10/05/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											9/25/2017 - Exception is cleared with the attached copy of the initial LE that disclosed the lock terms. TRID 0128 Exception Cleared;	Approved	A	A	A	A	A
300567990	338491	09/21/2017	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing evidence that borrower was provided with Homeownership Counseling Disclosure.	09/27/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											9/25/2017 - Exception is cleared with the attached Homeownership Counseling Disclosure pg 19. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300567990	338493	09/21/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	No evidence that borrower was provided with Home Loan Toolkit required for purchase transactions.	10/05/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											9/25/2017 - Exception is cleared with the attached cover letter addressed to borrower that confirms Home Loan Toolkit as being attached pg 2. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300567990	338496	09/21/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	1	Closed	Missing Initial Loan Estimate. Unable to confirm Intent to Proceed date was within 10 days after initial Loan Estimate.	09/27/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											9/25/2017 - Exception is cleared with the copy of the initial LE with disclosure tracking to evidence delivery to borrower on the issuance date (RED TRID 0128 Stip 9/25). TRID 0191 Exception Cleared;	Approved	A	A	A	A	A
300567990	338504	09/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $560,000 is supported. No post closing CDA provided.	09/27/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.

9/26/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $560,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300567990	338508	09/21/2017	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing copy of Hazard Policy on subject property confirming minimum coverage is sufficient to cover cost to rebuild.	10/05/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.

10/2/2017 - Exception is cleared with the attached property coverage confirmation from the insurer that confirms coverage of $278,000 increased to $347,500. Insurers estimated cost to rebuild of $278,000, thus confirms coverage is sufficient. HAZ 0005 Exception Cleared;
												Approved	A	A	A	A	A
300567990	338573	09/21/2017	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Missing copy of Service Provider List.	09/27/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											9/25/2017 - Exception is cleared with the attached service provider list pg 7. TRID 0151 Exception Cleared;	Approved	A	A	A	A	A
300567990	338574	09/21/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Written VOE for current employer is not dated within 30 days of Note date.	10/05/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.

10/3/2017 - Exception re-reviewed and cleared. WVOE  confirms borrowers start date and pre-close VVOE confirms borrowers active status. WVOE provided for prior employer, thus confirming no 30+ day employment gaps and completing 24 months employment verification as required per Appendix Q. CRED 0007 Exception Cleared;
												Approved	A	A	A	A	A
300567990	338704	09/22/2017	Credit	Power of Attorney is Incomplete	POA 0010	1	Closed	B3 Power of Attorney reflects B1 AND B2 as Power of Attorneys. Only B1 signed as Attorney in Fact for B3.	11/07/2017
Verified credit history - 772/793/757 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1983. ; Verified housing payment history - Borrower 1 and Borrower 2 have 195 months of current and prior mortgage history reporting as 0x30. ; Verified reserves - Post closing reserves of $164,484.12, 74 months of PITI reserves. 12 months of PITI reserves required. Sufficient assets for 6 months of PITI reserves required for primary residence. Excess reserves of $151,157.
											11/7/2017 - Exception escalated for review and cleared. B1 POA for B2/B3 is acceptable. POA 0010 Exception Cleared;	Approved	A	A	A	A	A
300633635	341089	10/03/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $900,000 is supported. No post closing CDA provided.	11/20/2017
Verified liquid assets and/or savings history - Verified assets after closing of $148,296.48 (28.79 mos). 9 months of PITI reserves required. ; Low DTI - 22% DTI on fully documented file. 43% maximum DTI allowed. ; Verified credit history - 775 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1992.

10/5/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300633635	341572	10/05/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard coverage is insufficient to cover the Note amount. No cost to rebuild stated on appraisal.	10/23/2017
Verified liquid assets and/or savings history - Verified assets after closing of $148,296.48 (28.79 mos). 9 months of PITI reserves required. ; Low DTI - 22% DTI on fully documented file. 43% maximum DTI allowed. ; Verified credit history - 775 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1992.

10/19/2017 - Exception is cleared with the attached updated evidence of insurance that reflects additional 25% replacement cost coverage, which is sufficient to cover the Note amount. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300624413	343525	10/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $730,000 is supported. No post closing CDA provided.	10/19/2017
Income verified was not used in qualifying - 36 months receipt of bonus income documented in file was not considered in qualifying. ; Established credit history - 799 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1995. ; Verified housing payment history - 165 months of current and prior mortgage history paid 0x30.

10/17/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300624413	343539	10/12/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Mortgage statement provided is not fully legible, thus unable to confirm both taxes and insurance are being escrowed.	11/06/2017
Income verified was not used in qualifying - 36 months receipt of bonus income documented in file was not considered in qualifying. ; Established credit history - 799 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1995. ; Verified housing payment history - 165 months of current and prior mortgage history paid 0x30.

11/2/2017 - Exception is cleared with the attached property tax report. Evidence of insurance was previously provided via stip presentment on 10/27. Qualifying debt service documented on the mortgage billing statement is supported. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300624413	343645	10/12/2017	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Missing final CD or settlement statement to evidence receipt of sale proceeds for departing residence.	10/25/2017
Income verified was not used in qualifying - 36 months receipt of bonus income documented in file was not considered in qualifying. ; Established credit history - 799 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1995. ; Verified housing payment history - 165 months of current and prior mortgage history paid 0x30.
											10/20/2017 - Exception is cleared with the attached signed seller CD for departing residence. CRED 0016 Exception Cleared;	Approved	A	A	A	A	A
300624413	344251	10/13/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date	10/25/2017
Income verified was not used in qualifying - 36 months receipt of bonus income documented in file was not considered in qualifying. ; Established credit history - 799 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1995. ; Verified housing payment history - 165 months of current and prior mortgage history paid 0x30.
											10/20/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300624413	344261	10/13/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 lists borrower as Self Employed. Per K1 ownership < 25%.	11/06/2017
Income verified was not used in qualifying - 36 months receipt of bonus income documented in file was not considered in qualifying. ; Established credit history - 799 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1995. ; Verified housing payment history - 165 months of current and prior mortgage history paid 0x30.
											11/2/2017 - Exception is cleared with the attached borrower corrected 1003. Borrower initialed correction to remove self-employment indicator. APP 0006 Exception Cleared;	Approved	A	A	A	A	A
300624413	344264	10/13/2017	Credit	Insufficient verified reserves	CRED 0100	1	Closed	Missing final CD or settlement statement to evidence receipt of sale proceeds for departing residence.	10/25/2017
Income verified was not used in qualifying - 36 months receipt of bonus income documented in file was not considered in qualifying. ; Established credit history - 799 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1995. ; Verified housing payment history - 165 months of current and prior mortgage history paid 0x30.

10/20/2017 - Exception is cleared with the attached signed seller CD for departing residence to evidence receipt of sale proceeds. Reserve requirements satisfied with the sale proceeds considered.  CRED 0100 Exception Cleared;
												Approved	A	A	A	A	A
300624376	343549	10/12/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date.	10/24/2017	Low LTV/CLTV/HCLTV - 66.76% LTV is below the program maximum of 80%.	10/20/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300624376	344008	10/13/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $752,000 is supported. No post closing CDA provided.	10/19/2017	Low LTV/CLTV/HCLTV - 66.76% LTV is below the program maximum of 80%.
10/17/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $752,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300624376	344201	10/13/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing confirmation from the employer that borrower remains eligible to receive bonus income at the same rate upon relocation out of state. Employer approved the borrower to work remotely with the relocation, however, annual salary was decreased.
									12/20/2017	Low LTV/CLTV/HCLTV - 66.76% LTV is below the program maximum of 80%.
12/20/2017 - Exception re-reviewed and cleared. Employer confirmed, "borrower will continue to participate in (employer) annual bonus plan, which is based on the annual performance of the company". Employer confirms bonus is based on annual performance of the company. Loan file documents 31 months receipt. DTI < 43% with 2015 bonus income considered, which is more conservative than using 2016 or 2017 YTD average. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300624376	344515	10/16/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (2980.41), while the Calculated Projected Payments Table has a value of (2991.91).
									11/17/2017	Low LTV/CLTV/HCLTV - 66.76% LTV is below the program maximum of 80%.
11/13/2017 - Exception is cleared with the attached Tax Information Sheet that supports the disclosed property taxes. Tax Cert in file appears to have double counted the additional county tax. TRID 0092 Exception Cleared;
												Approved	A	A	A	A	A
300624376	344516	10/16/2017	Compliance	Intent To Proceed Date < Loan Estimate Received Date	TRID 0046	1	Closed	Provide evidence of delivery to borrower of the initial LE.	11/17/2017	Low LTV/CLTV/HCLTV - 66.76% LTV is below the program maximum of 80%.
11/13/2017 - Exception is cleared with the attached screen print from the lenders LOS that evidences delivery of the initial LE to borrower on the issuance date, which is one day prior to intent to proceed date. TRID 0046 Exception Cleared;
												Approved	A	A	A	A	A
300624376	344518	10/16/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing source and proof of transfer of gift funds. Gift funds are required to satisfy the cash to close requirements.	12/04/2017	Low LTV/CLTV/HCLTV - 66.76% LTV is below the program maximum of 80%.
11/30/2017 - Exception is cleared with the attached Sellers Closing Statement provided to source gift funds. Incoming wire transfer notification (Sitp 11/14) confirms receipt of gift funds to settlement agent. CRED 0083 Exception Cleared;
												Approved	A	A	A	A	A
300612763	343897	10/13/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $860,000 is supported. No post closing CDA provided.	10/25/2017
Verified employment history - Both borrowers have over 21 years service with current employers.; Verified credit history - 766/766 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1993. 153 months of current and prior mortgage history paid 0x30.

10/17/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300612763	343973	10/13/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final CD for departing residence.	10/25/2017
Verified employment history - Both borrowers have over 21 years service with current employers.; Verified credit history - 766/766 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1993. 153 months of current and prior mortgage history paid 0x30.
											10/23/2017 - Exception is cleared with the attached signed settlement statement for departing residence. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300612763	344330	10/14/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing Terms of Withdrawal for B2s retirement account.	10/25/2017
Verified employment history - Both borrowers have over 21 years service with current employers.; Verified credit history - 766/766 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1993. 153 months of current and prior mortgage history paid 0x30.
											10/23/2017 - Total vested interest in retirement funds is the discounted balance of B1s 401K, which was fully documented in file. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300612763	344331	10/14/2017	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Missing final Closing Statement to evidence sale of departing residence.	10/25/2017
Verified employment history - Both borrowers have over 21 years service with current employers.; Verified credit history - 766/766 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1993. 153 months of current and prior mortgage history paid 0x30.

10/25/2017 - Exception is cleared with the attached latest issued settlement statement that has been signed by the settlement agent. No indication of estimate, thus exception is cleared. CRED 0016 Exception Cleared;
												Approved	A	A	A	A	A
300612763	345762	10/19/2017	Credit	Borrowers from Data Tape do not match Borrowers on the Note	NOTE 0057	1	Closed	Street name reflected on the Note / Mortgage does not match to the Appraisal / Property Tax Report	10/30/2017
Verified employment history - Both borrowers have over 21 years service with current employers.; Verified credit history - 766/766 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1993. 153 months of current and prior mortgage history paid 0x30.
											10/27/2017 - Exception is cleared with the attached postal service validation that confirms property address listed on the corrected appraisal, Note, and Mortgage. NOTE 0057 Exception Cleared;	Approved	A	A	A	A	A
300612666	349174	11/01/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $692,000 is supported. No post closing CDA provided.	11/02/2017
Verified credit history - Oldest tradeline 2/2001, Middle credit scores 811 / 811 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 62 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $118,326.25 or 25 months PITIA. 12 months reserves required. All reserve requirements satisfied.

11/2/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $692,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300612666	349181	11/01/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Certificate of Occupancy is not signed. Signature line implies signature is required.	11/30/2017
Verified credit history - Oldest tradeline 2/2001, Middle credit scores 811 / 811 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 62 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $118,326.25 or 25 months PITIA. 12 months reserves required. All reserve requirements satisfied.
											11/28/2017 - Exception is cleared with the attached copy of the signed Certificate of Occupancy for subject transaction. PROP 0012 Exception Cleared;	Approved	A	A	A	A	A
300612666	349185	11/01/2017	Credit	Missing Second Lien Note	NOTE 0005	1	Closed	Missing executed second lien Note.	11/02/2017
Verified credit history - Oldest tradeline 2/2001, Middle credit scores 811 / 811 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 62 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $118,326.25 or 25 months PITIA. 12 months reserves required. All reserve requirements satisfied.
											11/2/2017 - Exception is cleared with the attached copy of the executed second lien Note. NOTE 0005 Exception Cleared;	Approved	A	A	A	A	A
300612666	349187	11/01/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing documentation to evidence property insurance is being escrowed for non-subject property. Billing statement provided only confirms taxes are being escrowed.	11/09/2017
Verified credit history - Oldest tradeline 2/2001, Middle credit scores 811 / 811 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 62 months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves $118,326.25 or 25 months PITIA. 12 months reserves required. All reserve requirements satisfied.
											11/7/2017 - Exception is cleared with the attached billing statement for non subject property that confirms both taxes and insurance are being escorwed. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300631588	349578	11/02/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date.	11/29/2017
Verified credit history - Oldest tradeline 10/1977, Middle credit scores 788/781 with no delinquency reported in the past 24 months. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 57.96% CLTV is below the program maximum of 75%.; Verified employment history - VOE confirms B1s employment with present employer.; Low DTI - 33.07% DTI is below the program maximum of 40%.; Verified reserves - Verified Reserves $345,463.57 (34 mos PITI). 18 months reserves required.
											11/22/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300631588	349640	11/03/2017	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing Tangible Net Benefit Worksheet.	12/04/2017
Verified credit history - Oldest tradeline 10/1977, Middle credit scores 788/781 with no delinquency reported in the past 24 months. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 57.96% CLTV is below the program maximum of 75%.; Verified employment history - VOE confirms B1s employment with present employer.; Low DTI - 33.07% DTI is below the program maximum of 40%.; Verified reserves - Verified Reserves $345,463.57 (34 mos PITI). 18 months reserves required.
											11/30/2017 - "Worksheet is required when loan is originated by a broker. BOK does not operate as a broker. Is this form still required?". ** Agree. NTB 0001 Exception Cleared.	Approved	A	A	A	A	A
300631588	349654	11/03/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential ownership issue.	12/27/2017
Verified credit history - Oldest tradeline 10/1977, Middle credit scores 788/781 with no delinquency reported in the past 24 months. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 57.96% CLTV is below the program maximum of 75%.; Verified employment history - VOE confirms B1s employment with present employer.; Low DTI - 33.07% DTI is below the program maximum of 40%.; Verified reserves - Verified Reserves $345,463.57 (34 mos PITI). 18 months reserves required.
											12/27/17 - Received borrower executed letter reflecting credit report property as prior address and that he and father share the same first name. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300634016	355165	11/20/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No signed loan approval in file with Loan Program. 1008 in file is unsigned and undated. Unable to determine approval date.	11/29/2017	Verified employment history - Verified 33 yr stable employment history per VVOE.; Verified housing payment history - 111 mo continuous mortgage history paid as agreed per credit report.	11/24/2017 - Exception is cleared with the attached screen print from the lender LOS that documents the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300634016	355212	11/20/2017	Property	Appraisal is Incomplete	APPR 0002	1	Closed	All page of appraisal are not fully visible.	11/30/2017	Verified employment history - Verified 33 yr stable employment history per VVOE.; Verified housing payment history - 111 mo continuous mortgage history paid as agreed per credit report.	11/24/2017 - Exception is cleared with the attached complete copy of the origination appraisal report. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300634016	355214	11/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $675,000 is supported. No post closing CDA provided.	11/30/2017	Verified employment history - Verified 33 yr stable employment history per VVOE.; Verified housing payment history - 111 mo continuous mortgage history paid as agreed per credit report.
11/28/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $675,000is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300634016	355220	11/21/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report.	12/18/2017	Verified employment history - Verified 33 yr stable employment history per VVOE.; Verified housing payment history - 111 mo continuous mortgage history paid as agreed per credit report.
12/15/2017 - Exception is cleared with the attached borrower signed letter of explanation to address the self-employment issue and property report to address the potential ownership issue. Fraud report previously provided via stip presentment on 11/28. CRED 0089 Exception Cleared;
												Approved	A	A	A	A	A
300664254	360962	12/12/2017	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No 1008 Transmittal provided in file. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date and approving underwriter.	12/26/2017
Verified housing payment history - 497 months of current and prior mortgage history paid 0x30 per credit report.; Income verified was not used in qualifying - Average of 3 yrs of bonus income confirmed per written VOE and was not used in qualifying. ; Verified reserves - Post closing reserves of 146.2 months of verified PITI remain with 12 months of PITI reserves required.
											12/22/17 - Received 1008 with lender printed documents from LOS. APRV 0001 Exception Cleared.	Approved	A	A	A	A	A
300664254	361403	12/13/2017	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Per appraisal Site Value ratio of 30.67% exceeds 30% allowed. Appraiser did not comment if Site Value ratio is typical for the area.	12/21/2017
Verified housing payment history - 497 months of current and prior mortgage history paid 0x30 per credit report.; Income verified was not used in qualifying - Average of 3 yrs of bonus income confirmed per written VOE and was not used in qualifying. ; Verified reserves - Post closing reserves of 146.2 months of verified PITI remain with 12 months of PITI reserves required.
											12/21/2017 - Exception is cleared with the receipt of the investor ordered CDA that supports the original appraised value. APPR 0038 Exception Cleared;	Approved	A	A	A	A	A
300664254	361404	12/13/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $815,000 is supported. No post closing CDA provided.	12/19/2017
Verified housing payment history - 497 months of current and prior mortgage history paid 0x30 per credit report.; Income verified was not used in qualifying - Average of 3 yrs of bonus income confirmed per written VOE and was not used in qualifying. ; Verified reserves - Post closing reserves of 146.2 months of verified PITI remain with 12 months of PITI reserves required.

12/19/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $815,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300664254	361506	12/13/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed
No evidence that Initial Closing Disclosure dated 11/21/2017 (pg 143) was provided by other than US Mail. Unable to confirm Initial CD was provided 3 days prior to Note consummation. The Initial Closing Disclosure was provided on (2017-11-21) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (2017-11-25), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxx), for consummation to occur on (xxxx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									12/21/2017
Verified housing payment history - 497 months of current and prior mortgage history paid 0x30 per credit report (pg 303).; Income verified was not used in qualifying - Average of 3 yrs of bonus income of $11,358/mo confirmed per written VOE and was not used in qualifying. ; Verified reserves - Post closing reserves of $576,950.56, 146.2 months of verified PITI reserves. 12 months of PITI reserves required.
											12/21/2017 - Exception is cleared with the attached esigned copy of the initial CD. Initial CD was esigned on the issuance date. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300664254	361513	12/13/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing verification of HOA expenses on investment property. Underwriter notes (pg 354) indicate HOA dues of were not included in PITI for investment property.	12/21/2017
Verified housing payment history - 497 months of current and prior mortgage history paid 0x30 per credit report (pg 303).; Income verified was not used in qualifying - Average of 3 yrs of bonus income of $11,358/mo confirmed per written VOE and was not used in qualifying. ; Verified reserves - Post closing reserves of $576,950.56, 146.2 months of verified PITI reserves. 12 months of PITI reserves required.
											12/21/2017 - Exception is cleared with the attached HOA billing statement that documents the qualifying HOA payment for non-subject rental property. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300674682	363789	12/19/2017	Credit	Non-Resident Alien Borrower	CRED 0028	1	Closed	1003 / Application Declaration section US Citizen and Permanent Resident indicators are marked "no" for both borrowers. No valid permanent worker visas provided.	01/30/2018
Verified employment history - VOE confirms B1s employment with present employer from 5/3/2006 to Present (11 years 5 months); Verified credit history - Oldest tradeline 9/1992, Middle credit scores 791 / 787 with no history of delinquency reported. Minimum credit score required 720.

1/30/2018 - Exception is cleared with the attached borrower signed corrected 1003 / Application. Declaration section was corrected to reflect US Citizens, thus no additional documentation required. CRED 0028 Exception Cleared;
												Approved	A	A	A	A	A
300674682	363827	12/19/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy for the newly constructed subject property.	02/08/2018
Verified employment history - VOE confirms B1s employment with present employer from 5/3/2006 to Present (11 years 5 months); Verified credit history - Oldest tradeline 9/1992, Middle credit scores 791 / 787 with no history of delinquency reported. Minimum credit score required 720.

1/30/2018 - Exception is cleared with the attached final inspection record for subject property to evidence subject is suitable for occupancy and letter from the County (Stip 1/4) that confirms Certificates of Occupancy are not issued for single family homes. PROP 0012 Exception Cleared;
												Approved	A	A	A	A	A
300674682	367445	01/03/2018	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	Appraisal Completed subject to completion. Missing completion report with photos to support.	02/08/2018
Verified employment history - VOE confirms B1s employment with present employer from 5/3/2006 to Present (11 years 5 months); Verified credit history - Oldest tradeline 9/1992, Middle credit scores 791 / 787 with no history of delinquency reported. Minimum credit score required 720.
											1/4/2018 - Exception is cleared with the attached completion report and accompanying photos. APPR 0032 Exception Cleared;	Approved	A	A	A	A	A
300674682	367481	01/03/2018	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing B2 YTD P&L and Balance Sheet for Schedule C self-employment business.	02/08/2018
Verified employment history - VOE confirms B1s employment with present employer from 5/3/2006 to Present (11 years 5 months); Verified credit history - Oldest tradeline 9/1992, Middle credit scores 791 / 787 with no history of delinquency reported. Minimum credit score required 720.
											2/7/2018 - Exception is cleared with the attached YTD Balance Sheet for B2s self-employment business. YTD P&L was prevously provided via stip presentment on 1/30. QMATR 0010 Exception Cleared;	Approved	A	A	A	A	A
300674682	367509	01/03/2018	Compliance	Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed	TRID 0126	1	Closed
The Down Payment disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure.  The Did this Change indicator should reflect that the amount has not changed.
									02/08/2018
Verified employment history - VOE confirms B1s employment with present employer from 5/3/2006 to Present (11 years 5 months); Verified credit history - Oldest tradeline 9/1992, Middle credit scores 791 / 787 with no history of delinquency reported. Minimum credit score required 720.
											1/4/2018 - Exception is cleared with the attached copy of the latest issue LE, accompanying change of circumstance, and evidence of delivery. TRID 0126 Exception Cleared;	Approved	A	A	A	A	A
300674682	367510	01/03/2018	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
The Initial Closing Disclosure Received Date of (2017-12-08) is not three business days before the consummation date of (xxxx). Three business days before the consummation date is (xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									01/04/2018
Verified employment history - VOE confirms B1s employment with present employer from 5/3/2006 to Present (11 years 5 months); Verified credit history - Oldest tradeline 9/1992, Middle credit scores 791 / 787 with no history of delinquency reported. Minimum credit score required 720.
											1/4/2018 - Exception is cleared with the attached copy of the esigned initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300674682	367626	01/03/2018	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing property report used to address the potential property ownership issue.	01/09/2018
Verified employment history - VOE confirms B1s employment with present employer from 5/3/2006 to Present (11 years 5 months); Verified credit history - Oldest tradeline 9/1992, Middle credit scores 791 / 787 with no history of delinquency reported. Minimum credit score required 720.

1/8/2018 - Exception is cleared with the attached property report that confirms borrower does not have ownership of the property listed in the potential property ownership issue. FRUAD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300667768	364609	12/21/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing the Closing Protection Letter.	12/26/2017
Verified credit history - Oldest tradeline 8/1989, Middle credit scores 779/770 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit reports confirms 116 months satisfactory mortgage rating on prior mortgages for departing residence.; Low DTI - 36.56% DTI is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $169,355.97 (40 months PITI). 12 months reserves required.
											12/22/17 - Received CPL. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300667768	364610	12/21/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Dwelling coverage is not sufficient to cover the replacement cost value per Appraisal OR lesser Note amount. No insurer cost estimator provided.	12/26/2017
Verified credit history - Oldest tradeline 8/1989, Middle credit scores 779/770 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit reports confirms 116 months satisfactory mortgage rating on prior mortgages for departing residence.; Low DTI - 36.56% DTI is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $169,355.97 (40 months PITI). 12 months reserves required.
											Received insurance calculations and policy. Calc confirms coverage is sufficient. Property in state of Washington where insurer determines HOI coverage requirements. HAZ 0004 Exception Cleared	Approved	A	A	A	A	A
300667768	364634	12/21/2017	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
Credit report reflects a medical collection for $495. No evidence that the collection has been paid.

 Per lender guide, Collection accounts do not have to be paid off at or prior to closing if the balance of an individual account is less than $250 or the total balance of all accounts is $1,000 or less.
									12/26/2017
Verified credit history - Oldest tradeline 8/1989, Middle credit scores 779/770 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit reports confirms 116 months satisfactory mortgage rating on prior mortgages for departing residence.; Low DTI - 36.56% DTI is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $169,355.97 (40 months PITI). 12 months reserves required.
											12/22/17 - Received credit supplement reflecting medical collection paid off. GIDE 0001 Exception Cleared.	Approved	A	A	A	A	A
300667767	365638	12/26/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No signed loan approval in file with Loan Program. 1008 in file is not executed or dated.	12/27/2017
Verified reserves - Post closing reserves of 146.2 months of verified PITI reserves remain. 12 months of PITI reserves required. ; Verified housing payment history - 70 mo mortgage rated paid as agreed per credit report. ; Low DTI - 21.26% DTI on fully documented file. Max allowable DTI of 40% per program guidelines.
											12/27/17 - Received Lender LOS screen print along with 1008. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300667767	365772	12/26/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
No evidence borrower provided Intent to Proceed within 10 days of Initial Loan Estimate. You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									12/27/2017
Verified reserves - Post closing reserves of 146.2 months of verified PITI reserves remain. 12 months of PITI reserves required. ; Verified housing payment history - 70 mo mortgage rated paid as agreed per credit report. ; Low DTI - 21.26% DTI on fully documented file. Max allowable DTI of 40% per program guidelines.
											12/27/17 - Received Lender LOS screen print reflecting ITOP was provided via oral telephone on the same day as the initial LE was issued. TRID 0047 Exception Cleared.	Approved	A	A	A	A	A
300668528	366438	12/28/2017	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	Appraisal (pg 208) completed Subject to Completion. Missing 1004D with photos confirming subject is 100% complete.	01/04/2018
Verified housing payment history - 238 months of current and prior mortgage history reviewed with 0x30 payment history per credit report (pg 417). ; Verified reserves - Verified assets after closing of $119,483.76 (29.15 mos) 9 mos required.; Verified credit history - 802/804 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1998.
											1/2/2018 - Exception is cleared with the attached completion report and accompanying photos. APPR 0032 Exception Cleared;	Approved	A	A	A	A	A
300668528	366448	12/28/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
Initial Closing Disclosure (pg 7) is dated 12/15/2017. No evidence borrower was provided with Initial Closing Disclosure dated 3 days prior to consummation date of (xxxx). The Initial Closing Disclosure Received Date of (2017-12-15) is not three business days before the consummation date of (xxxx). Three business days before the consummation date is (xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									01/11/2018
Verified housing payment history - 238 months of current and prior mortgage history reviewed with 0x30 payment history per credit report (pg 417). ; Verified reserves - Verified assets after closing of $119,483.76 (29.15 mos) 9 mos required.; Verified credit history - 802/804 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1998.
											1/11/2018 - Exception is cleared with the attached copy of the initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300668528	366463	12/28/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2 yrs W2s for Coborower as required by lender guidelines (pg 27 of 82).	01/04/2018
Verified housing payment history - 238 months of current and prior mortgage history reviewed with 0x30 payment history per credit report (pg 417). ; Verified reserves - Verified assets after closing of $119,483.76 (29.15 mos) 9 mos required.; Verified credit history - 802/804 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1998.
											1/2/2018 - Exception is cleared with the attached pre-consummation dated W2 Wage Transcripts for B2. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300668528	366543	12/29/2017	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Per appraisal (pg 210), site value of $225,000 results in site value ratio of 31.3%. Appraiser did not indicate if excessive Site Value ratio, >30% is typical for the market.	01/04/2018
Verified housing payment history - 238 months of current and prior mortgage history reviewed with 0x30 payment history per credit report (pg 417). ; Verified reserves - Verified assets after closing of $119,483.76 (29.15 mos) 9 mos required.; Verified credit history - 802/804 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1998.
											1/4/2018 - Exception is cleared with the 3rd Party Desk Review that supports the original appraised value (Trailing Docs 12/28). APPR 0038 Exception Cleared;	Approved	A	A	A	A	A
300668528	366547	12/29/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Tax returns in file (pgs 441, 445) are incomplete. 2016 tax returns contain 4 pages and 2015 tax returns contain only 3 pages. Full tax returns were not provided. All documentation provided for review must be complete with no missing pages.
									01/04/2018
Verified housing payment history - 238 months of current and prior mortgage history reviewed with 0x30 payment history per credit report (pg 417). ; Verified reserves - Verified assets after closing of $119,483.76 (29.15 mos) 9 mos required.; Verified credit history - 802/804 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1998.
											1/2/2018 - Exception is cleared. Tax Returns contain all schedules as indicated, which is supported by the IRS Transcripts provided in file. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300668528	366554	12/29/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	01/12/2018
Verified housing payment history - 238 months of current and prior mortgage history reviewed with 0x30 payment history per credit report (pg 417). ; Verified reserves - Verified assets after closing of $119,483.76 (29.15 mos) 9 mos required.; Verified credit history - 802/804 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1998.
											Provided with executed and dated Inspection Report from the local City Inspections Division which confirms the final inspection and certificate of occupancy is a Pass. PROP 0012 Exception Cleared.	Approved	A	A	A	A	A
300674643	374871	01/24/2018	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage is insufficient to meet the lower of Note amount or cost to rebuild per appraisal. No evidence of extended coverage or Guaranteed replacement coverage noted on evidence of insurance. Based on documents in file hazard coverage is insufficient.
									01/29/2018
Verified reserves - Verified post closing reserves of $129,710.04, 34.67 months of verified PITI reserves. 12 months PITI reserves required. ; Verified credit history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/2000.
 ; Verified housing payment history - 228 months of current and prior mortgage history reviewed with 0x30 payment history.

1/29/2018 - Exception is cleared with the attached hazard insurance confirmation. Attached provides insurers rebuilding cost  to evidence extended dwelling coverage is sufficient. Subject is located in the state of WA where the insurer determines coverage requirements. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300674643	375081	01/25/2018	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	1	Closed	Missing Flood Certification. Unable to determine if subject is in Flood Zone.	01/29/2018
Verified reserves - Verified post closing reserves of $129,710.04, 34.67 months of verified PITI reserves. 12 months PITI reserves required. ; Verified credit history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/2000.
 ; Verified housing payment history - 228 months of current and prior mortgage history reviewed with 0x30 payment history.
											1/29/2018 - Exception is cleared with the attached flood cert. Subject is not located in a Special Flood Hazard Area. FINS 0004 Exception Cleared;	Approved	A	A	A	A	A
300716391	375811	01/28/2018	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file is not signed or dated. Unable to determine loan approval date and approving underwriter.	02/07/2018
Verified credit history - 802 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1988. ; Verified housing payment history - 221 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $206,459.63, 58 months of verified reserves. 12 months PITI reserves required plus an additional 12 months due to DTI >40%.
											2/6/2018 - Exception is cleared with the attached screen print from the lender LOS that documents the loan approval date and accompanying 1008. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300716391	375815	01/28/2018	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Mortgage document and Rider are incomplete. No PUD rider provided.	02/07/2018
Verified credit history - 802 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1988. ; Verified housing payment history - 221 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $206,459.63, 58 months of verified reserves. 12 months PITI reserves required plus an additional 12 months due to DTI >40%.
											2/6/2018 - Exception is cleared with the attached complete copy of the Deed of Trust, which includes PUD Rider. DEED 0007 Exception Cleared;	Approved	A	A	A	A	A
300716391	375837	01/28/2018	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site Value Ratio > 30%. Appraiser does not state whether site value ratio is typical for the area.	02/08/2018
Verified credit history - 802 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1988. ; Verified housing payment history - 221 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $206,459.63, 58 months of verified reserves. 12 months PITI reserves required plus an additional 12 months due to DTI >40%.

2/7/2018 - "For cost approach, appraiser lists site value of $240,000 and total value of $874,406, which is 27.45%; he notes that this is typical. Please advise what is needed to clear". ** Exception is cleared with the 3rd Party Desk Review (trailing docs 1/26)  that supports the original appraised value of $740,000. APPR 0038 Exception Cleared;
												Approved	A	A	A	A	A
300716391	375921	01/28/2018	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Final CD is missing page 3 of 5 and page 5 of 5.	02/07/2018
Verified credit history - 802 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1988. ; Verified housing payment history - 221 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $206,459.63, 58 months of verified reserves. 12 months PITI reserves required plus an additional 12 months due to DTI >40%.
											2/6/2018 - Exception is cleared with the attached complete copy of the final CD. TRID 0148 Exception Cleared;	Approved	A	A	A	A	A
300716391	375934	01/28/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Income documentation for Security Benefit Annuity is stale dated. Per guidelines verification of benefit must be dated within 120 days of Note Date.	02/08/2018
Verified credit history - 802 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1988. ; Verified housing payment history - 221 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $206,459.63, 58 months of verified reserves. 12 months PITI reserves required plus an additional 12 months due to DTI >40%.

2/7/2018 - "The statement specifically states it is a lifetime Annual Income". ** Exception is cleared. Letter of explanation from the financial adviser handling the annuity, which is dated within 30 days of closing, confirms that the statement provided is the most recent statement available. Asset statement confirms lifetime annual benefit with funds sufficient to support three year continuance. Annuity statement details monthly withdrawals, thus confirming monthly benefit. Asset statements provided in file dated within 120 days of closing document continued receipt. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300716391	375956	01/28/2018	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-12-04). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-12-07), which is after (2017-12-04); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									02/21/2018
Verified credit history - 802 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1988. ; Verified housing payment history - 221 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $206,459.63, 58 months of verified reserves. 12 months PITI reserves required plus an additional 12 months due to DTI >40%.

2/21/2018 - Exception is cleared with the attached screen print from the lenders LOS, which lists disclosures provided, and accompanying email confirmation to evidence delivery to borrower. Attached confirms the initial LE was delivered to borrower on the documented intent to proceed date. TRID 0044 Exception Cleared;
												Approved	A	A	A	A	A
300716391	376937	01/31/2018	Compliance	Missing Mortgage/Deed of Trust	DEED 0001	1	Closed	Incomplete copy of Mortgage document provided.	02/07/2018
Verified credit history - 802 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 6/1988. ; Verified housing payment history - 221 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $206,459.63, 58 months of verified reserves. 12 months PITI reserves required plus an additional 12 months due to DTI >40%.
											2/6/2018 - Exception is cleared with the attached complete copy of the Deed of Trust. DEED 0007 Exception Cleared;	Approved	A	A	A	A	A
300719332	377489	02/01/2018	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Final CD provided in file is missing pg 1 of 5.	02/13/2018
Verified credit history - Oldest tradeline 2/1998, Middle credit scores 789 / 791 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms combined 46 months satisfactory mortgage rating on prior mortgages.
											2/12/2018 - Exception is cleared with the attached complete copy of the Final CD. HUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300719301	380646	02/08/2018	Credit	Missing Inter Vivos Revocable Trust Agreement	TRST 0001	1	Closed	Vesting in borrowers Trust and mortgage document signed by Trustees. Missing copy of Trust agreement confirming borrowers authority to sign as Trustees.	02/15/2018
Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report.; Low DTI - 23.81% DTI on fully documented file. Maximum of 43% allowed per guidelines.; Verified reserves - Post closing reserves of $228,631.80, 53.85 months of verified PITI reserves. 12 months of PITI reserves required.
											2/14/2018 - Exception is cleared with the attached executed trust agreement. TRST 0001 Exception Cleared;	Approved	A	A	A	A	A
300719301	380728	02/08/2018	Compliance	Homeownership Counseling Disclosure was not provided within 3 business days of application	RESPA 0031	1	Closed	Homeownership Counseling Disclosure was not provided within 3 business days of lenders loan application date.	02/15/2018
Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report.; Low DTI - 23.81% DTI on fully documented file. Maximum of 43% allowed per guidelines.; Verified reserves - Post closing reserves of $228,631.80, 53.85 months of verified PITI reserves. 12 months of PITI reserves required.
											2/14/2018 - Exception is cleared with the attached Homeownership Counseling Disclosure that is addressed to borrower and dated within 3 days of the application date. RESPA 0031 Exception Cleared;	Approved	A	A	A	A	A
300719301	380733	02/08/2018	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
The Initial Loan Estimate Disclosure Date (2017-12-18) is more than 3 business days from the Application Date (xxxx). Three business days from the Application Date is (xxxx). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
									02/15/2018
Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report.; Low DTI - 23.81% DTI on fully documented file. Maximum of 43% allowed per guidelines.; Verified reserves - Post closing reserves of $228,631.80, 53.85 months of verified PITI reserves. 12 months of PITI reserves required.
											2/14/2018 - Exception is cleared with the attached copy of the initial LE issued to borrower that is dated within 3 days of the Application date with Saturday excluded. TRID 0028 Exception Cleared;	Approved	A	A	A	A	A
300719301	380736	02/08/2018	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
The List of Settlement Service Providers Disclosure Date (2017-12-18) is more than 3 business days from the Application Date (xxxx). Three business days from the Application Date is (xxxx). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))
									02/15/2018
Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report.; Low DTI - 23.81% DTI on fully documented file. Maximum of 43% allowed per guidelines.; Verified reserves - Post closing reserves of $228,631.80, 53.85 months of verified PITI reserves. 12 months of PITI reserves required.
											2/14/2018 - Exception is cleared with the attached Service Provider List that is addressed to borrower and dated within 3 days of the application date (Saturday excluded). TRID 0049 Exception Cleared;	Approved	A	A	A	A	A
300719301	380738	02/08/2018	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
The Initial Closing Disclosure Received Date of (2018-01-18) is not three business days before the consummation date of (xxxx). Three business days before the consummation date is (xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									02/15/2018
Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report.; Low DTI - 23.81% DTI on fully documented file. Maximum of 43% allowed per guidelines.; Verified reserves - Post closing reserves of $228,631.80, 53.85 months of verified PITI reserves. 12 months of PITI reserves required.
											2/14/2018 - Exception is cleared with the attached esigned copy of the initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300719301	380752	02/08/2018	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing borrower signed credit inquiry letter.	02/15/2018
Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report.; Low DTI - 23.81% DTI on fully documented file. Maximum of 43% allowed per guidelines.; Verified reserves - Post closing reserves of $228,631.80, 53.85 months of verified PITI reserves. 12 months of PITI reserves required.
											2/14/2018 - Exception is cleared with the attached borrower signed credit inquiry letter. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300719301	380770	02/09/2018	Compliance	Intent To Proceed Date < Loan Estimate Received Date	TRID 0046	1	Closed
The date the consumer indicated an intent to proceed with a transaction (2017-12-16) is before the date the consumer received the Loan Estimate (2017-12-18). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									02/15/2018
Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report.; Low DTI - 23.81% DTI on fully documented file. Maximum of 43% allowed per guidelines.; Verified reserves - Post closing reserves of $228,631.80, 53.85 months of verified PITI reserves. 12 months of PITI reserves required.

2/14/2018 - Exception is cleared with the attached initial disclosure packet, which includes a copy of the initial LE that is dated within 3 days of the application date (Saturday excluded). US Mailbox Rule applied. TRID 0046 Exception Cleared;
												Approved	A	A	A	A	A
300476349	316248	07/05/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 is incomplete due to the following:
1) Position/Title on previous job is blank.
2) REO section is missing complete city, state and zip coed
 3) Non-subject property was sold and mortgage paid off prior to consummation. Final 1003 to reflect the same.
									07/27/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.

7/25/17 - Received lender certification stating using correction and compliance agreement and have initialed and forwarded a copy of changed 1003 to the borrower. Attached is lender initialed 1003 with copy of correction and compliance agreement. APP 0002 Exception Cleared
												Approved	A	A	A	A	A
300476349	316297	07/05/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing Change of Circumstance Form to correspond with LE date issued 05/23/17. None found in file.	08/03/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/10/2017 - Exception is cleared with the attached Change of Circumstance for latest issued LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300476349	316309	07/05/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Copy of Seller Closing Disclosure not provided in file.	07/18/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/12/2017 - Exception is cleared with the attached copy of the signed Sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300476349	316313	07/05/2017	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	1	Closed	Affiliated Business Disclosure is not signed by borrower.	07/11/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/7/2017 - Exception is cleared with the attached copy of the borrower esigned Affiliated Business Disclosure. COMP 0036 Exception Cleared;	Approved	A	A	A	A	A
300476349	316316	07/05/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date	07/18/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.

7/7/2017 - Exception is cleared with the attached copy of the borrower esigned Disclosure Notices that certifies the receipt of the Home Loan Toolkit to Borrower. Included is disclosure tracking to support. TRID 0133 Exception Cleared;
												Approved	A	A	A	A	A
300476349	316317	07/05/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of E-Sign Disclosure. Initial 1003 application is e-signed by borrower.	07/18/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/10/2017 - Exception is cleared with the attached disclosure tracking that that confirms borrowers econsent on the application date. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300476349	316319	07/05/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No post closing CDA provided.	07/06/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/6/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300476349	316325	07/05/2017	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of subject hazard insurance.	07/11/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/7/2017 - Exception is cleared with the attached hazard insurance policy dec page. HAZ 0005 Exception Cleared;	Approved	A	A	A	A	A
300476349	316354	07/05/2017	Credit	Missing Loan Approval Date	APRV 0003	2	Acknowledged
No signed loan approval in file with Loan Program. 1008 Transmittal Summary is not signed and dated by approving underwriter. Loan Approval has a signature line but is not signed by approving underwriter.

Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.

7/10/2017 - Exception is overridden to EV2 with the attached underwriter signed and dated final loan approval. Underwriter signature is post-consummation dated, thus override to EV2. APRV 0003 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300476349	316385	07/05/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Missing evidence of delivery of the Initial Closing Disclosure. Timing requirements not satisfied with US Mailbox Rule applied.	08/03/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/10/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery to borrower of the initial CD on the issuance date. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300476349	316386	07/05/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed
The disclosed finance charge ($441,016.14) on Final CD date issued 06/01/17 is ($2,395.73) below the actual finance charge($443,411.87). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
									08/03/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/18/2017 - Compliance rerun with lender / seller credits applied as reflected on the attached itemization of settlement charges. TRID 0088 Exception Cleared;	Approved	A	A	A	A	A
300476349	316387	07/05/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed	Intent to Proceed is not signed by borrower.	08/03/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/11/2017 - Lender attests via attached signed processor cert that intent to proceed was obtained verbally on 5/15/2017. TRID 0045 Exception Cleared;	Approved	A	A	A	A	A
300476349	316392	07/05/2017	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/11/2017
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.
											7/7/2017 - Exception is cleared with the attached Title Policy that confirms recording is complete. DEED 0049 Exception Cleared;	Approved	A	A	A	A	A
300476349	320575	07/19/2017	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated	TRID 0078	2	Acknowledged	The Last Closing Disclosure Total Interest Percentage (TIP) of (72.192%) is greater than the system calculated TIP of (72.101%). The difference is (0.091%).
Low DTI - Verified low DTI of 11.83%. Max allowed per guides is 43%.; Verified housing payment history - Excellent verified housing payment history - 144 months 0x30 mortgage history per credit report, 800 mid credit score, 720 minimum required per guides. History on credit report reflects account opened back to 2000 with all credit verified 0x30.

7/25/2017 - Exception is partially cured with the attached re-disclosed CD. Missing is accompanying letter of explanation with evidence of trackable delivery to borrower completed within 60 days of consummation. TRID 0078 Exception Remains;
 7/31/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, and courier tracking receipt to evidence delivery to borrower was completed within 60 days of consummation. TRID 0078 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300455489	315974	07/03/2017	Compliance	Corrections to the Mortgage/DOT are not initialed by the Borrower(s)	DEED 0023	1	Closed
Borrower signature section on page 12 of recorded Deed of Trust and  page 3 of Condo Rider both reflect typewritten correction of borrower name which was not initialed by borrower. There was an initial right next to the correction but it does not  match borrowers initials on the bottom section. Additionally, it does not match the first initials of borrowers first and last name.
									07/12/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.

7/10/2017 - Exception is cleared with the attached notarized limited power or attorney - correction agreement, which gives the settlement agent authority to initial on behalf of the borrower any typographical or clerical errors or omissions. DEED 0023 Exception Cleared;
												Approved	A	A	A	A	A
300455489	315983	07/03/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged
Subject is a purchase transaction. Seller CD not provided in file, however, real estate contract reflects that real estate agents are part of the subject transaction. Seller paid fees are required to be disclosed on the Borrower CD.

Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.

7/7/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, and evidence of trackable delivery completed within 60 days of consummation. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300455489	315995	07/03/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing copy of Seller Closing Disclosure. None found in file.	07/11/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.
											7/7/2017 - Exception is cleared with the attached copy of the signed seller CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300455489	316001	07/03/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Subject is a new construction. Missing Certificate of Occupancy required on new constructions.	07/12/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.
											7/7/2017 - Exception is cleared with attached Certificate of Occupancy for subject property that was issued by the city. PROP 0012 Exception Cleared;	Approved	A	A	A	A	A
300455489	316005	07/03/2017	Credit	Missing Title Evidence	TITL 0001	1	Closed	Missing preliminary title report/title commitment. None provided in file.	07/06/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.
											7/6/2017 - Exception is cleared with the attached preliminary report. TITL 0001 Exception Cleared;	Approved	A	A	A	A	A
300455489	316013	07/03/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
The Initial Closing Disclosure Received Date of (2017-06-05) is not three business days before the consummation date of (xxxx). No evidence that disclosure was provided other than U.S. mail. Three business days before the consummation date is (xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									07/19/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.

7/12/2017 - Exception is cleared with the attached copy the interim LE dated 6/7. Initial CD and disclosure tracking were previously provided via stips 7/6 to evidence delivery to borrower on the issuance date. NOTE: TRID 0008 Exception Cleared;
												Approved	A	A	A	A	A
300455489	316015	07/03/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-05-04). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-05-08), which is after (2017-05-06); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									07/19/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.
											7/6/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the initial LE prior to intent to proceed date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300455489	316050	07/03/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Lender utilized 2015 Australian Tax Return and 2015 U.S. Tax Return to calculate rental income for overseas property. All income must be translated to U.S. dollars.	07/24/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.

7/21/2017 - Exception is cleared with the attached 2015 rental income calculation, letter of explanation, with rate sheet that was previously provided via stip presentment on 7/13. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300455489	316055	07/03/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Rent and tax are in Australian dollars. Missing conversion to U.S. dollars. All income must be translated to U.S. dollars.	07/24/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.

7/21/2017 - Exception is cleared with the attached 2015 rental income calculation, letter of explanation, with rate sheet that was previously provided via stip presentment on 7/13. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300455489	316056	07/03/2017	Credit	Missing Credit Package	CRED 0038	1	Closed	Per Final 1003, borrower is a Permanent Resident. Provide copy of Green Card as a proof of lawful permanent residence, and a permanent right to work in the United States.	07/06/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.
											7/6/2017 - Exception is cleared with the attached copy of the unexpired permanent resident card. CRED 0038 Exception Cleared;	Approved	A	A	A	A	A
300455489	316064	07/03/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing source of large deposits. Business assets used to qualify.	08/21/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.

8/18/2017 - Exception is cleared with the attached borrower initialed corrected 1003/Application. 1003/Application was corrected to remove business and add the documented foreign assets needed to satisfy the cash to close/reserve requirements. CRED 0083 Exception Cleared;
												Approved	A	A	A	A	A
300455489	316080	07/03/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing 24 months mortgage history as required per guides for overseas property. File contains 14 months payment history.	07/27/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.

7/27/17 - Received a letter from property management company confirming property in question is rented out and has a mortgage with a re-directed account number. Mortgage statement attached reflects 24 months of interest payments and shows account is paid in advance. CRED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300455489	316117	07/03/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $665,000 is supported. No post closing CDA provided.	08/29/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.
											7/6/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300455489	316246	07/05/2017	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Subject is a condo. No condo documents provided in file.	08/29/2017
Verified credit history - Borrower established credit history with current open/active accounts. History on credit report reflects all credit verified 0x30, 762 mid credit score, 740 minimum required per guides.
											8/23/2017 - Cleared with the attached email correspondence and corrected appraisal report. COND 0001 Exception Cleared;	Approved	A	A	A	A	A
300638040	345873	10/19/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003/Application is partially illegible. Provide a more legible copy.	10/26/2017
Verified credit history - Oldest tradeline 4/1987, Middle credit scores 772/798 with no history of delinquency reported. Minimum credit score required 720.; Income verified was not used in qualifying - 31 months documented receipt of bonus income was not considered in qualifying. YTD average $xxxx/mo.

 Multiple K1 income sources documented and not considered in qualifying.; Low LTV/CLTV/HCLTV - 51.98% LTV is below the program maximum of 75%.; Verified reserves - Reserves $xxxx or 40 months PITI. 9 months PITI required.
											10/24/2017 - Exception is cleared with the attached legible copy of the Final 1003/Application. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300638040	346136	10/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,010,000 is supported. No post closing CDA provided.	10/23/2017
Verified credit history - Oldest tradeline 4/1987, Middle credit scores 772/798 with no history of delinquency reported. Minimum credit score required 720.; Income verified was not used in qualifying - 31 months documented receipt of bonus income was not considered in qualifying. YTD average $xxxx/mo.

 Multiple K1 income sources documented and not considered in qualifying.; Low LTV/CLTV/HCLTV - 51.98% LTV is below the program maximum of 75%.; Verified reserves - Reserves $xxxx or 40 months PITI. 9 months PITI required.

10/18/2017 - Received via trailing docs 3rd Party Desk Review that reflects original appraisal value of $1,010,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300638040	346188	10/20/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	2015 W2 income does not match to the 2015 1040 W2 income reported. Discrepancy is to be addressed.	10/26/2017
Verified credit history - Oldest tradeline 4/1987, Middle credit scores 772/798 with no history of delinquency reported. Minimum credit score required 720.; Income verified was not used in qualifying - 31 months documented receipt of bonus income was not considered in qualifying. YTD average $xxxx/mo.

 Multiple K1 income sources documented and not considered in qualifying.; Low LTV/CLTV/HCLTV - 51.98% LTV is below the program maximum of 75%.; Verified reserves - Reserves $xxxx or 40 months PITI. 9 months PITI required.
											10/24/2017 - Exception is cleared with the attached updated UW summary and supporting statement 4 from the 2015 1040 reflecting the addition of excess deferrals. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300643044	351324	11/09/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence that borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender, HomeStreet Bank, has no affiliations to disclose.
									11/21/2017	Low DTI - 32.29% DTI. Maximum allowable of 43% per program guidelines.; Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report	11/10/2017 - Exception is cleared with the attached Affiliated Business Disclosure dated within 3 business days of the lenders application date (Saturday excluded). COMP 0010 Exception Cleared;	Approved	A	A	A	A	A
300643044	352982	11/14/2017	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	1	Closed	Missing borrower signed Affiliated Business Disclosure. Disclosure provided (COMP 0010 Stip 11/10) is unsigned.	11/21/2017	Low DTI - 32.29% DTI. Maximum allowable of 43% per program guidelines.; Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report	11/20/2017 - Exception is cleared with the attached borrower signed Affiliated Business Disclosure. COMP 0036 Exception Cleared;	Approved	A	A	A	A	A
300643044	352986	11/14/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $735,000 is supported. No post closing CDA provided.	11/14/2017	Low DTI - 32.29% DTI. Maximum allowable of 43% per program guidelines.; Verified housing payment history - 54 mo mortgage rated paid as agreed per credit report
11/14/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $735,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300660488	352696	11/14/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
No evidence that borrower was provided with E-sign disclosure. Initial 1003 and Disclosures in file have been E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.
									11/20/2017
Verified reserves - Post closing reserves of $152,105.47, 29.37 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 795/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1999. ; Verified housing payment history - 312 months of current and prior mortgage history reporting 0x30 per credit report.
											11/15/2017 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300646631	353451	11/15/2017	Compliance	Mortgage/Deed of Trust is not Executed	DEED 0004	1	Closed	Deed of Trust is not executed by B2.	11/21/2017	Verified employment history - B1 VOE confirms employment with present employer from 9/21/1988 to Present (29 Years 1 Month); Low DTI - 34.853% DTI is below the program maximum of 43%.	11/20/2017 - Exception is cleared with the attached B1/B2 executed copy of the recorded copy of the Deed of Trust. DEED 0004 Exception Cleared;	Approved	A	A	A	A	A
300646631	353753	11/16/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of delivery of the Home Loan Toolkit to borrowers.	11/21/2017	Verified employment history - B1 VOE confirms employment with present employer from 9/21/1988 to Present (29 Years 1 Month); Low DTI - 34.853% DTI is below the program maximum of 43%.
11/20/2017 - "The Home Loan Toolkit Booklet is delivered by mail with all initial disclosures as per the Banks internal initial disclosure procedure outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that confirms for loans with application dates on/after 10/3/2015 the Home Loan Toolkit is included with the initial disclosures but no signature is required. It further reflects it is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. TRID 0133 Exception Cleared.
												Approved	A	A	A	A	A
300646631	353813	11/16/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing signed 2015/2016 1065s with YTD P&L and Balance Sheet for B2s self-employment business. 1065s and YTD financials provided is for an entity owned by the self-employment business.	12/15/2017	Verified employment history - B1 VOE confirms employment with present employer from 9/21/1988 to Present (29 Years 1 Month); Low DTI - 34.853% DTI is below the program maximum of 43%.	12/13/2017 - Exception is cleared with the attached CPA letter that confirms borrowers self-employment business is a pass-through entity. QMATR 0010 Exception Cleared;	Approved	A	A	A	A	A
300646631	353831	11/16/2017	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing VOR for departing residence.	11/21/2017	Verified employment history - B1 VOE confirms employment with present employer from 9/21/1988 to Present (29 Years 1 Month); Low DTI - 34.853% DTI is below the program maximum of 43%.	11/20/2017 - Exception is cleared with the attached credit report supplement that confirms most recent 16 months satisfactory rental rating. CRED 0021 Exception Cleared;	Approved	A	A	A	A	A
300646631	353836	11/16/2017	Compliance	Intent To Proceed Date < Loan Estimate Received Date	TRID 0046	2	Acknowledged
The date the consumer indicated an intent to proceed with a transaction (2017-09-25) is before the date the consumer received the Loan Estimate (2017-09-27). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										Verified employment history - B1 VOE confirms employment with present employer from 9/21/1988 to Present (29 Years 1 Month); Low DTI - 34.853% DTI is below the program maximum of 43%.	11/29/2017 - Exception is overridden to EV2 under pre-disclosure fee restriction. Confirmed CD disclosed no fees being paid outside of closing. TRID 0046 Exception Overridden to EV2;	Approved	B	B	B	B	B
300646631	355513	11/21/2017	Compliance	Mortgage/Deed of Trust is not Recorded	DEED 0005	1	Closed	Recorded copy of the Deed of Trust does not contain the MERS Rider.	11/29/2017	Verified employment history - B1 VOE confirms employment with present employer from 9/21/1988 to Present (29 Years 1 Month); Low DTI - 34.853% DTI is below the program maximum of 43%.
11/22/2017 - Exception is cleared with the attached email correspondence from the County that confirms the recorded Deed of Trust consists of 16 pages. Included is copy of the recorded Deed of Trust, which contains the MERS Rider. DEED 0005 Exception Cleared;
												Approved	A	A	A	A	A
300653434	352590	11/13/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date.	11/20/2017	Low DTI - 30.14% DTI is well below the allowable 43% per program guidelines.; Low LTV/CLTV/HCLTV - 44.752% LTV. Maximum for program is 80%.	11/16/2017 - Exception is cleared with the attached borrower signed Affiliated Business Disclosure. COMP 0010 Exception Cleared;	Approved	A	A	A	A	A
300653434	352603	11/13/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Asset statements used for borrower reserves are illegible. Numerical amounts on statements are not properly formatted and are not legible.	11/20/2017	Low DTI - 30.14% DTI is well below the allowable 43% per program guidelines.; Low LTV/CLTV/HCLTV - 44.752% LTV. Maximum for program is 80%.	11/15/2017 - Exception is cleared with the attached legible copies of most recent two months asset statements. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300653434	352607	11/13/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-10-04). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-10-07), which is after (2017-10-04); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									11/20/2017	Low DTI - 30.14% DTI is well below the allowable 43% per program guidelines.; Low LTV/CLTV/HCLTV - 44.752% LTV. Maximum for program is 80%.	11/16/2017 - Exception is cleared with the attached wet-signed copy of the initial LE. Initial LE was signed by the borrower on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300647930	353679	11/16/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
No evidence that borrower was provided with E-sign disclosure. Closing Disclosure was E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.
									11/20/2017	Low LTV/CLTV/HCLTV - LTV of 52.90% is below the program maximum of 80%.; Low DTI - DTI of 15.92% is below the program maximum of 43%.	11/17/2017 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300647930	353681	11/16/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed is dated outside of 10 business days of the Initial LE.		Low LTV/CLTV/HCLTV - LTV of 52.90% is below the program maximum of 80%.; Low DTI - DTI of 15.92% is below the program maximum of 43%.	11/17/2017 - Exception is overridden to EV2 - Pre-disclosure Fee Restriction. Confirmed Final CD disclosed no fees being paid outside of closing. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300647930	353683	11/16/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $880,000 is supported. No post closing CDA provided.	11/17/2017	Low LTV/CLTV/HCLTV - LTV of 52.90% is below the program maximum of 80%.; Low DTI - DTI of 15.92% is below the program maximum of 43%.
11/16/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $880,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300647930	353955	11/16/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Per Lender Guidelines "Two Years' tax return transcripts" are required. File contains only Wage and Income Transcripts. Missing complete Tax Return transcripts as required per guidelines.	11/29/2017	Low LTV/CLTV/HCLTV - LTV of 52.90% is below the program maximum of 80%.; Low DTI - DTI of 15.92% is below the program maximum of 43%.	11/27/2017 - Exception is cleared with the attached 2015/2016 IRS tax Transcripts. CRED 0091 Exception Cleared;	Approved	A	A	A	A	A
300656671	354538	11/17/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
No evidence that borrower was provided with E-sign disclosure. Initial 1003 and Disclosures in file have been E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.
									12/04/2017
Verified credit history - 811/817 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/2002. ; Verified reserves - Post closing reserves of $65,318.33, 21.45 months of PITI reserves. 9 months of PITI reserves verified. Sufficient reserves to cover 6 months PITI on rental property.
											11/27/2017 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300656671	354543	11/17/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed
The disclosed finance charge ($345,811.09) is ($250.00) below the actual finance charge($346,061.09). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
									11/30/2017
Verified credit history - 811/817 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/2002. ; Verified reserves - Post closing reserves of $65,318.33, 21.45 months of PITI reserves. 9 months of PITI reserves verified. Sufficient reserves to cover 6 months PITI on rental property.

11/27/2017 - Exception is cleared with the attached lender rebuttal that confirms the Section H HOA Transfer Fee was not required by the lender. Section H HOA Transfer Fee paid to the association can be excluded. TRID 0088 Exception Cleared;
												Approved	A	A	A	A	A
300656671	354545	11/17/2017	Compliance	Subject Property Address does not agree with Note	DEED 0024	1	Closed
Note has the property address with Unit handwritten in and initialed by borrowers. The Deed of Trust and Condo Rider does not include the Unit number in the address. Address, including Unit number is confirmed with title report.
									12/04/2017
Verified credit history - 811/817 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/2002. ; Verified reserves - Post closing reserves of $65,318.33, 21.45 months of PITI reserves. 9 months of PITI reserves verified. Sufficient reserves to cover 6 months PITI on rental property.

11/30/2017 - Exception is cleared with the attached signed letter of intent to record the corrected DOT that reflects the unit number for the subject property in the address line. Corrected Deed of Trust was previously provided via stip presentment on 11/27. DEED 0024 Exception Cleared;
												Approved	A	A	A	A	A
300663019	354946	11/20/2017	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date.  Signed copy of the Affiliated Business Disclosure is dated outside of 3 business days from the application date.
									11/30/2017
Low DTI - 22.47% DTI on fully documented file. Maximum DTI allowed of 43%; Verified credit history - 802/813 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1998. ; Verified reserves - Post closing reserves of $357,332.22, 54.52 months of PITI reserves. 9 months of PITI reserves required.

11/27/2017 - Exception is partially cleared with the attached screen print from the lender LOS that confirms that the Affiliated Business Disclosure was included in the initial disclosure packet that was issued within 3 business days of the application date. COMP 0035 Exception Cleared;
												Approved	A	A	A	A	A
300663019	354952	11/20/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage is insufficient to cover Note amount . No cost to rebuild provided on appraisal. Processor verified maximum coverage amount, however no estimate of cost to rebuild was provided to confirm maximum coverage is sufficient to rebuild the subject. Based on documents in file hazard coverage is insufficient.
									11/30/2017
Low DTI - 22.47% DTI on fully documented file. Maximum DTI allowed of 43%; Verified credit history - 802/813 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1998. ; Verified reserves - Post closing reserves of $357,332.22, 54.52 months of PITI reserves. 9 months of PITI reserves required.

11/28/2017 - Exception is cleared with the attached cost estimator from the insurer that confirms coverage is sufficient to cover reconstruction costs. Subject is located in WA where the insurer determines amount of coverage. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300657619	355736	11/22/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
No evidence that borrower was provided with E-sign disclosure. Initial Closing Disclosure was E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.
									11/29/2017
Low LTV/CLTV/HCLTV - 34 mo mortgage rated paid as agreed per credit report; Low DTI - DTI of 24.67% on fully documented file. 43% maximum allowed per program guidelines.; Verified liquid assets and/or savings history - Verified reserves after closing of $139,318.3 (33.33mos). 9 months PITI reserves required.
											11/24/2017 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300657619	355738	11/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $900,000 is supported. No post closing CDA provided.	11/29/2017
Low LTV/CLTV/HCLTV - 34 mo mortgage rated paid as agreed per credit report; Low DTI - DTI of 24.67% on fully documented file. 43% maximum allowed per program guidelines.; Verified liquid assets and/or savings history - Verified reserves after closing of $139,318.3 (33.33mos). 9 months PITI reserves required.

11/28/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared
												Approved	A	A	A	A	A
300669573	355903	11/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,170,000 is supported. No post closing CDA provided.	11/30/2017
Low DTI - 18.59% DTI. Maximum of 43% allowed.; Verified employment history - Verified 27 yr stable employment history ; Low LTV/CLTV/HCLTV - 48.320% LTV. Maximum allowed of 80% per program guidelines.; Verified liquid assets and/or savings history - Verified liquid assets after closing of $231,002.67 (58.1 mos). 9 months of PITI reserves required.

11/28/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300669573	355904	11/23/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	12/04/2017
Low DTI - 18.59% DTI. Maximum of 43% allowed.; Verified employment history - Verified 27 yr stable employment history ; Low LTV/CLTV/HCLTV - 48.320% LTV. Maximum allowed of 80% per program guidelines.; Verified liquid assets and/or savings history - Verified liquid assets after closing of $231,002.67 (58.1 mos). 9 months of PITI reserves required.
											12/1/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300669573	355905	11/23/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of including extended coverage is insufficient to the of Note amount.  No cost to rebuild was provided on appraisal. Processor verified maximum coverage amount, however no estimate of cost to rebuild was provided to confirm maximum coverage is sufficient to rebuild the subject. Based on documents in file hazard coverage is insufficient.
									12/07/2017
Low DTI - 18.59% DTI. Maximum of 43% allowed.; Verified employment history - Verified 27 yr stable employment history ; Low LTV/CLTV/HCLTV - 48.320% LTV. Maximum allowed of 80% per program guidelines.; Verified liquid assets and/or savings history - Verified liquid assets after closing of $231,002.67 (58.1 mos). 9 months of PITI reserves required.

12/5/2017 - Exception is cleared with the attached cost estimator that confirms dwelling coverage is sufficient to cover the insurers replacement cost. Property is located in CA where the insurer determines the coverage requirements. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300656749	356800	11/28/2017	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Initial Closing Disclosure is missing Page 2 of 5 with listing of fees. Compliance/TRID review cannot be finalized.	12/04/2017	Verified employment history - Verified 10 yr stable employment history; Verified housing payment history - 234 months of current and prior mortgage history rated paid as agreed per credit report	11/30/2017 - Exception is cleared with the attached complete copy of the initial CD. TRID 0148 Exception Cleared;	Approved	A	A	A	A	A
300656670	357158	11/29/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure. Evidence of esign in file. Unable to determine if intent to use electronic delivery method for the borrowers was evident.	12/04/2017	Verified reserves - Verified reserves after closing of $554,141.95 (142.8 mos); Verified employment history - Verified 7 yr stable employment history per WVOE.	12/4/2017 - Exception is cleared with the attached borrower accepted eDisclosure. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300656670	357160	11/29/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to proceedis outside of 10 general business days from Initial LE.		Verified reserves - Verified reserves after closing of $554,141.95 (142.8 mos); Verified employment history - Verified 7 yr stable employment history per WVOE.	12/4/2017 - Exception is overridden to EV2 for pre-disclosure fee restriction. Confirmed that the CD does not disclose any fees being paid outside of closing. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300656670	357161	11/29/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $875000 is supported. No post closing CDA provided.	11/30/2017	Verified reserves - Verified reserves after closing of $554,141.95 (142.8 mos); Verified employment history - Verified 7 yr stable employment history per WVOE.
11/30/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $875,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300656670	357162	11/29/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage is insufficient to cover Note. No cost to rebuild provided on appraisal. Processor verified maximum coverage amount, however no estimate of cost to rebuild was provided to confirm maximum coverage is sufficient to rebuild the subject. Based on documents in file hazard coverage is insufficient.
									12/04/2017	Verified reserves - Verified reserves after closing of $554,141.95 (142.8 mos); Verified employment history - Verified 7 yr stable employment history per WVOE.
11/30/2017 - Exception is cleared with the attached insurers cost estimator that confirms dwelling coverage is sufficient to cover the reconstruction cost. Subject is located in the state of WA where coverage requirements are determined by the insurer. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300647193	357967	12/01/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to proceed is not within 10 general business days of the Initial LE.
Verified housing payment history - 180 months of current and prior mortgage history reflects 0x30 payment history per credit report. ; Low LTV/CLTV/HCLTV - 67.684% LTV. Maximum allowed of 80% per program guidelines.
											12/6/2017 - Exception is overridden to EV2 - Pre-disclosure Fee Restriction. Confirmed the CD does not reflect any fees being paid outside of closing. TRID 0191 Exception Cleared;	Approved	B	B	B	B	B
300647193	357977	12/01/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection letter issued by title insurer.	12/08/2017
Verified housing payment history - 180 months of current and prior mortgage history reflects 0x30 payment history per credit report. ; Low LTV/CLTV/HCLTV - 67.684% LTV. Maximum allowed of 80% per program guidelines.
											12/6/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300647193	357998	12/01/2017	Credit	Missing Subordination Agreement	NOTE 0006	1	Closed	Missing subordination agreement for solar contract on title. Solar agreement provided.	12/15/2017
Verified housing payment history - 180 months of current and prior mortgage history reflects 0x30 payment history per credit report. ; Low LTV/CLTV/HCLTV - 67.684% LTV. Maximum allowed of 80% per program guidelines.
											12/8/2017 - Exception is cleared with the attached amendment to power purchase agreement. NOTE 0006 Exception Cleared;	Approved	A	A	A	A	A
300647193	358459	12/04/2017	Compliance	LE or CD Improperly Issued	TRID 0160	1	Closed
You submitted a Prior Closing Disclosure Received Date (2017-10-11) earlier than the Prior Closing Disclosure Date Issued (2017-10-12). The System cannot perform a Reg Z business day disclosure waiting period review without accurate dates. (12 CFR 1026.17(f); 1026.37; 1026.19(f); 1026.22(a)(2))
									12/15/2017
Verified housing payment history - 180 months of current and prior mortgage history reflects 0x30 payment history per credit report. ; Low LTV/CLTV/HCLTV - 67.684% LTV. Maximum allowed of 80% per program guidelines.

12/8/2017 - Exception is cleared with the attached borrower signed attestation confirming that the wet signature date on the initial CD was incorrect and that the disclosure was received on the actual issuance date. Compliance rerun with US Mailbox Rule applied. TRID 0160 Exception Cleared;
												Approved	A	A	A	A	A
300647928	358618	12/04/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage is insufficient to cover the Note amount. No cost to rebuild on the appraisal. Processor Cert confirms maximum coverage, but does not provide estimate of cost to rebuild. Based on documents in file hazard coverage is insufficient.
									12/13/2017
Low DTI - 21.54% DTI on fully documented file. Maximum 43% allowed per program guidelines.; Verified reserves - Verified reserves after closing of $136,790.61 (26.82 mos). 9 months PITI reserves required per guidelines.

12/11/2017 - Subject is located in WA. Insurance coverage is determined by the insurer in this state. Processor cert confirms dwelling coverage is the maximum insured value established by the insurer. Insurance binder reflects extended replacement cost coverage. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300647928	358621	12/04/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-09-27). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-09-30), which is after (2017-09-28); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									12/13/2017
Low DTI - 21.54% DTI on fully documented file. Maximum 43% allowed per program guidelines.; Verified reserves - Verified reserves after closing of $136,790.61 (26.82 mos). 9 months PITI reserves required per guidelines.
											12/12/2017 - Exception is cleared with the attached copy of the wet signed initial LE. Signature is dated on the intent to proceed date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300647928	358623	12/04/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2017-09-27: Appraisal Fee, Settlement or Closing Fee, RESPA - Your Charge/Credit (Points), Settlement or Closing Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
									12/13/2017
Low DTI - 21.54% DTI on fully documented file. Maximum 43% allowed per program guidelines.; Verified reserves - Verified reserves after closing of $136,790.61 (26.82 mos). 9 months PITI reserves required per guidelines.
											12/12/2017 - Exception is cleared with the attached change of circumstance for changes made to the final CD. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300647928	358624	12/04/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure.	TRID 0120	1	Closed
The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($100.00) has decreased below the amount disclosed on the Loan Estimate sent on 2017-11-14, ($7,428.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
									12/13/2017
Low DTI - 21.54% DTI on fully documented file. Maximum 43% allowed per program guidelines.; Verified reserves - Verified reserves after closing of $136,790.61 (26.82 mos). 9 months PITI reserves required per guidelines.
											12/12/2017 - Exception is cleared with the attached change of circumstance for changes made to the final CD. TRID 0120 Exception Cleared;	Approved	A	A	A	A	A
300647928	358627	12/04/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed
The total amount of Closing Disclosure 10% Category fees ($1,562.85) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2017-09-27, ($183.00). The total amount of fees in this category cannot exceed ($201.30) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
									12/13/2017
Low DTI - 21.54% DTI on fully documented file. Maximum 43% allowed per program guidelines.; Verified reserves - Verified reserves after closing of $136,790.61 (26.82 mos). 9 months PITI reserves required per guidelines.
											12/12/2017 - Exception is cleared with the re-submission of compliance testing with change of circumstance for changes made to the final CD (REF TRID 0120). TRID 0124 Exception Cleared;	Approved	A	A	A	A	A
300647928	358798	12/05/2017	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Missing re-disclosed Loan Estimate dated within 3 business days after Initial Rate Lock date.	12/15/2017
Low DTI - 21.54% DTI on fully documented file. Maximum 43% allowed per program guidelines.; Verified reserves - Verified reserves after closing of $136,790.61 (26.82 mos). 9 months PITI reserves required per guidelines.

12/13/017 - Exception is cleared with the attached lender signed attestation and copy of the initial LE. Lender attests that the earlier dated LE presented in the original loan file was not delivered to borrower. TRID 0159 Exception Cleared;
												Approved	A	A	A	A	A
300647928	358801	12/05/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for latest issued LE.	12/13/2017
Low DTI - 21.54% DTI on fully documented file. Maximum 43% allowed per program guidelines.; Verified reserves - Verified reserves after closing of $136,790.61 (26.82 mos). 9 months PITI reserves required per guidelines.
											12/12/2017 - Exception is cleared with the attached change of circumstance for the re-disclosed LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300650325	358774	12/04/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing Protection Letter issued by title insurer was not provided.	12/15/2017
Verified housing payment history - 281 months of current and prior mortgage history paid 0x30 per credit report.; Verified employment history - Co borrower has confirmed 11 yr stable employment history per WVOE.; Verified reserves - Post closing reserves of $110,804.26, 33.72 months of PITI reserves. 12 months of PITI reserves required.
											12/12/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300650325	358777	12/04/2017	Compliance	Intent To Proceed Date < Loan Estimate Received Date	TRID 0046	2	Acknowledged
The date the consumer indicated an intent to proceed with a transaction (2017-10-04) is before the date the consumer received the Loan Estimate (2017-10-05). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))

Verified housing payment history - 281 months of current and prior mortgage history paid 0x30 per credit report.; Verified employment history - Co borrower has confirmed 11 yr stable employment history per WVOE.; Verified reserves - Post closing reserves of $110,804.26, 33.72 months of PITI reserves. 12 months of PITI reserves required.
											12/7/2017 - Exception is overridden to EV2 - Pre-disclosure fee restriction. Confirmed CD did not disclose any fees being paid outside of closing. TRID 0046 Exception Overridden to EV2;	Approved	B	B	B	B	B
300669972	358805	12/05/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	12/13/2017
Low DTI - 25.967% DTI on fully documented file. Maximum of 40% per program guidelines.; Verified reserves - Post closing reserves of $114,873.25, 27.24 months of PITI reserves. 18 months of PITI reserves required.
											12/8/2017 - Exception is cleared with the attache closing protection letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300663022	359176	12/06/2017	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	ROR 0009	1	Closed	Disbursement date is prior to ROR expiration.	12/12/2017
Low LTV/CLTV/HCLTV - 55.769% LTV/CLTV. Maximum allowed of 75% per program guidelines.; Verified credit history - 801/812 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1973.

12/8/2017 - Exception is cleared with the attached copy of the post-close CD for dry funding state, with final settlement statement to support the changes. Disbursement is after the rescission period expiration. ROR 0009 Exception Cleared;
												Approved	A	A	A	A	A
300663022	359177	12/06/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed is dated outside of 10 business days from the Initial Loan Estimate.
Low LTV/CLTV/HCLTV - 55.769% LTV/CLTV. Maximum allowed of 75% per program guidelines.; Verified credit history - 801/812 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1973.
											12/8/2017 - Exception is overridden to EV2 - Pre-disclosure fee restriction. Confirmed CD does not disclose any fees being paid outside of closing. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300663022	359216	12/06/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
The Initial Closing Disclosure Received Date of (2017-11-17) is not three business days before the consummation date of (xxxx). Three business days before the consummation date is (xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									12/12/2017
Low LTV/CLTV/HCLTV - 55.769% LTV/CLTV. Maximum allowed of 75% per program guidelines.; Verified credit history - 801/812 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1973.
											12/8/2017 - Exception is cleared with the attached copy of the initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300673421	360263	12/10/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage is insufficient to cover the Note amount of. No cost to rebuild provided on appraisal. Processor verified maximum coverage amount for insurer, however no estimate of cost to rebuild was provided to confirm maximum coverage is sufficient to rebuild the subject. Based on documents in file hazard coverage is insufficient.
									12/15/2017
Verified reserves - Post closing reserves of $169,269.74, 43 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 749/787 qualifying credit scores. 700 minimum score required. 69 months of mortgage paid 0x30. Credit file dates back to 7/1997.

12/12/2017 - Exception is cleared with the attached insurers cost estimator that confirms dwelling coverage is sufficient to cover the replacement cost. Subject is located in WA where the insurer determines the coverage requirements. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300673421	360306	12/10/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-11-03). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-11-07), which is after (2017-11-03); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									12/15/2017
Verified reserves - Post closing reserves of $169,269.74, 43 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 749/787 qualifying credit scores. 700 minimum score required. 69 months of mortgage paid 0x30. Credit file dates back to 7/1997.

12/13/2017 - Exception is cleared with the attached screen print from the lenders LOS that evidences the initial LE was delivered electronically to borrower on the issuance / intent to proceed date. TRID 0044 Exception Cleared;
												Approved	A	A	A	A	A
300664884	360147	12/09/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage is insufficient to to cover Note amount. No cost to rebuild provided on appraisal. Processor verified maximum coverage amount, however no estimate of cost to rebuild was provided to confirm maximum coverage is sufficient to rebuild the subject. Based on documents in file hazard coverage is insufficient.
									12/15/2017
Verified housing payment history - 174 months of current and prior mortgage history paid 0x30 per credit report.; Verified reserves - Post closing reserves of $204,498.49, 62.16 months of PITI reserves. 9 months of PITI reserves required.

12/12/2017 - Exception is cleared with the attached  insurers cost estimator that confirms dwelling coverage is sufficient to cover the replacement cost. Subject is located in WA where the insurer determines coverage requirements. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300664945	361228	12/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,139,000 is supported. No post closing CDA provided.	12/15/2017
Verified reserves - Post closing reserves of $530,411.61, 67.56 months of PITI reserves. 9 months of PITI reserves required per guidelines. ; Verified credit history - 753/778 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1997.

12/13/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,139,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300664945	361314	12/12/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed
The Initial Closing Disclosure was provided on (2017-11-22) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (2017-11-27), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxx), for consummation to occur on (xxxx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									12/15/2017
Verified reserves - Post closing reserves of $530,411.61, 67.56 months of PITI reserves. 9 months of PITI reserves required per guidelines. ; Verified credit history - 753/778 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1997.
											12/13/2017 - Exception is cleared with the attached screen print from the lenders LOS that evidences borrowers receipt of the initial CD on the issuance date. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300651508	349410	11/02/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Written VOEs are both incomplete. Borrower was qualified with bonus income, however Section 14 addressing likelihood of continuance was not completed. Additionally, Section 10 and Sections 15-19 were not completed by employer. All documentation submitted for review must be fully completed.
									11/09/2017
Verified housing payment history - 47 mo mortgage rated paid as agreed per credit report; Verified liquid assets and/or savings history - Verified liquid assets after closing of $215,508.97(57.35 mos.) 15 mo reserves required per guidelines.

11/7/2017 - Attached WVOE includes borrowers last pay increase, however, employer declined to provide probability of continued employment, likelihood of continuance of overtime / bonus income, and date with rate of next pay increase. Loan file documents 33 months receipt of bonus income, thus supporting a likelihood of continuance. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300651508	349436	11/02/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $875,000 is supported. No post closing CDA provided.	11/09/2017
Verified housing payment history - 47 mo mortgage rated paid as agreed per credit report; Verified liquid assets and/or savings history - Verified liquid assets after closing of $215,508.97(57.35 mos.) 15 mo reserves required per guidelines.

11/8/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $875,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300651508	349629	11/03/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following:
1. Missing letter from spouse allowing use of funds in joint account used for funds for closing and reserves.
 2. Missing copy of $xxxx earnest money deposit showing on purchase agreement. Bank statements in file do not reflect the earnest money deposit has cleared the account. No copy of cancelled check or wire transfer provided.
									11/07/2017
Verified housing payment history - 47 mo mortgage rated paid as agreed per credit report; Verified liquid assets and/or savings history - Verified liquid assets after closing of $215,508.97(57.35 mos.) 15 mo reserves required per guidelines.

11/6/2017 - Exception is cleared. Evidence of EMD clearing the borrowers account is not required. Cash to close and reserve requirements are satisfied with verified assets. Asset statements lists borrower as account holder with non-borrowing joint account holder. Listed account holder names do not specify "AND", thus 100% of the account balance can be used. Agency does not require assets access letter. Asset ownership is confirmed. CRED 0083 Exception Cleared;
												Approved	A	A	A	A	A
300651508	349632	11/03/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard coverage including 120% extended coverage is insufficient to cover the lower of Note amount or cost to rebuild per appraisal.	11/09/2017
Verified housing payment history - 47 mo mortgage rated paid as agreed per credit report; Verified liquid assets and/or savings history - Verified liquid assets after closing of $215,508.97(57.35 mos.) 15 mo reserves required per guidelines.

11/8/2017 - Exception is cleared. Subject is located in WA where insurance coverage is determined by the insurer. Loan file contains signed processor cert that confirms extended dwelling coverage is the maximum insured value established by the insurer. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300652189	349702	11/03/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $700,000 is supported. No post closing CDA provided.	11/09/2017
Verified reserves - Total required reserves of $37,682.43, including 9 mos. PITI on subject plus 6 months on each REO. Borrower has sufficient reserves to meet guidelines. Verified months of PITI reserves is 30.85 months. 9 months subject PITI required per guidelines. Sufficient reserves to meet additional REO requirements. ; Verified credit history - 755/801 qualifying credit scores. 700 minimum score required. No material derogatory credit. Limited credit users. Credit file dates back to 5/2007. ; Low DTI - 28.80% DTI on fully documented file. 43% maximum allowed.

11/8/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300652189	349719	11/03/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Bank statement in the name of borrower and another person. Letter from borrower states this is his father. Missing letter from father granting access to 100% of the funds in this account. Address on this same account does not match other borrower addresses. Missing explanation for different mailing address on this account.
									11/09/2017
Verified reserves - Total required reserves of $37,682.43, including 9 mos. PITI on subject plus 6 months on each REO. Borrower has sufficient reserves to meet guidelines. Verified months of PITI reserves is 30.85 months. 9 months subject PITI required per guidelines. Sufficient reserves to meet additional REO requirements. ; Verified credit history - 755/801 qualifying credit scores. 700 minimum score required. No material derogatory credit. Limited credit users. Credit file dates back to 5/2007. ; Low DTI - 28.80% DTI on fully documented file. 43% maximum allowed.

11/7/2017 - Exception is cleared. Borrower is listed as the account holder with non-borrowing 3rd party. Names listed as "OR", thus confirming access to either account holder. Access letter not required by either lender guide or agency. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300652189	349723	11/03/2017	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
The List of Settlement Service Providers Disclosure Date (2017-08-09) is more than 3 business days from the Application Date (xxxx). Three business days from the Application Date is (xxxx). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))
									11/09/2017
Verified reserves - Total required reserves of $37,682.43, including 9 mos. PITI on subject plus 6 months on each REO. Borrower has sufficient reserves to meet guidelines. Verified months of PITI reserves is 30.85 months. 9 months subject PITI required per guidelines. Sufficient reserves to meet additional REO requirements. ; Verified credit history - 755/801 qualifying credit scores. 700 minimum score required. No material derogatory credit. Limited credit users. Credit file dates back to 5/2007. ; Low DTI - 28.80% DTI on fully documented file. 43% maximum allowed.
											11/7/2017 - Exception is cleared. Application date captured from initial 1003 and compliance resubmitted. Timing requirement is satisfied with Saturday excluded. TRID 0049 Exception Cleared;	Approved	A	A	A	A	A
300652189	349725	11/03/2017	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
The Initial Loan Estimate Disclosure Date (2017-08-09) is more than 3 business days from the Application Date (xxxx). Three business days from the Application Date is (xxxx). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
									11/09/2017
Verified reserves - Total required reserves of $37,682.43, including 9 mos. PITI on subject plus 6 months on each REO. Borrower has sufficient reserves to meet guidelines. Verified months of PITI reserves is 30.85 months. 9 months subject PITI required per guidelines. Sufficient reserves to meet additional REO requirements. ; Verified credit history - 755/801 qualifying credit scores. 700 minimum score required. No material derogatory credit. Limited credit users. Credit file dates back to 5/2007. ; Low DTI - 28.80% DTI on fully documented file. 43% maximum allowed.
											11/7/2017 - Exception is cleared. Application date captured from initial 1003 and compliance resubmitted. Timing requirement is satisfied with Saturday excluded. TRID 0028 Exception Cleared;	Approved	A	A	A	A	A
300652189	349729	11/03/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Personal tax returns for 2016 and 2015 reflect a Sch C entity in the name of the borrower and in the name of the coborrower. Both are reporting income which was not used in qualifying. Missing 2017 P&L/Balance Sheets for both Sch C entities as required per per Appendix Q to confirm no projected losses.
									11/20/2017
Verified reserves - Total required reserves of $37,682.43, including 9 mos. PITI on subject plus 6 months on each REO. Borrower has sufficient reserves to meet guidelines. Verified months of PITI reserves is 30.85 months. 9 months subject PITI required per guidelines. Sufficient reserves to meet additional REO requirements. ; Verified credit history - 755/801 qualifying credit scores. 700 minimum score required. No material derogatory credit. Limited credit users. Credit file dates back to 5/2007. ; Low DTI - 28.80% DTI on fully documented file. 43% maximum allowed.

11/15/2017 - Exception is cleared with the attached YTD  P&L / Balance Sheet for borrowers Schedule C self-employment businesses. Confirmed signatures are dated on the same date that B1s signature on the security instrument was notarized. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300664850	354504	11/17/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-10-20). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-10-24), which is after (2017-10-23); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									11/29/2017
Verified housing payment history - Combination of Verification of Rent and prior mortgage history reflect a total of 43 months of housing history paid as agreed. ; None - No other significant compensating factors.
											11/22/2017 - Exception is cleared with the attached borrower signed copy of the initial LE. Initial LE was signed on the intent to proceed date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300560606	331307	08/25/2017	Compliance	Fees disclosed on the Final Closing Disclosure are Mis-Categorized	TRID 0198	2	Acknowledged	Seller Paid Real Estate Commissions discloses on the CD does not match to Real Estate Commission disclosed on the Seller CD.
Verified housing payment history - Credit report confirms 60 months satisfactory mortgage rating on departing residence.; Low DTI - 24.18% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1998, Middle credit scores 754 / 803 with no late payments reported in the past 24 months. Minimum credit score required 700.

9/12/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, and courier tracking receipt to evidence delivery to borrower was completed within 60 days of consummation. TRID 0198 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300560606	331315	08/25/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed Date 8/16/2017 is outside of 10 general business days from Initial Loan Estimate date.
Verified housing payment history - Credit report confirms 60 months satisfactory mortgage rating on departing residence.; Low DTI - 24.18% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1998, Middle credit scores 754 / 803 with no late payments reported in the past 24 months. Minimum credit score required 700.

9/7/2017 - "The intent to proceed was delivered to the client as part of the loan application package, it was not returned to (lender) so we had one signed at closing for the loan file". ** Exception overridden to EV2 - Pre-disclosure Fee Restriction. CD confirms no fees were paid outside of closing. TRID 0191 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300560606	331343	08/25/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential property ownership issues	09/27/2017
Verified housing payment history - Credit report confirms 60 months satisfactory mortgage rating on departing residence.; Low DTI - 24.18% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1998, Middle credit scores 754 / 803 with no late payments reported in the past 24 months. Minimum credit score required 700.

9/22/2017 - Exception is cleared with the attached property tax billing record. Warranty Deed and property report previously provided via stip presentment on 9/7 and  property report with documentation for former apartment residence provided 9/20. All potential ownership issues have been addressed. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300553991	333255	09/05/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $627,000 is supported. No post closing CDA provided.	09/06/2017
Verified credit history - Oldest tradeline 06/2001, Middle credit score 804 / 811 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - Review calculated DTI 22.59% is below the program maximum of 43%.
											9/6/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $627,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300553991	333270	09/05/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	VOE for prior employer does not confirm complete 24 months employment. VOE only confirms termination date.	09/25/2017
Verified credit history - Oldest tradeline 06/2001, Middle credit score 804 / 811 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - Review calculated DTI 22.59% is below the program maximum of 43%.
											9/16/2017 - Exception is cleared with the VVOE for B2s prior employer (Stip 9/7) and the attached borrower signed corrected 1003/Application. QMATR 0010 Exception Cleared;	Approved	A	A	A	A	A
300553991	333274	09/05/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
Post Closing Checklist does not provide date of change.

 The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2017-06-23: Credit Report Fee, RESPA - Your Charge/Credit (Points). Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
									09/25/2017
Verified credit history - Oldest tradeline 06/2001, Middle credit score 804 / 811 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - Review calculated DTI 22.59% is below the program maximum of 43%.
											9/21/2017 - Exception is cleared with the attached Loan Memo that lists the date the lock extension was completed. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300553991	333287	09/05/2017	Credit	Purchase Contract is Deficient	CRED 0085	1	Closed	Missing documented Cost to Construct.	09/14/2017
Verified credit history - Oldest tradeline 06/2001, Middle credit score 804 / 811 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - Review calculated DTI 22.59% is below the program maximum of 43%.

9/12/2017 - Exception is cleared with the attached copy of the pre-construction appraisal report and CD for interim construction financing. Remodeling contract provided via stip presentment on 9/7. CRED 0085 Exception Cleared;
												Approved	A	A	A	A	A
300558596	333373	09/05/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed date is outside of 10 general business days from Initial Loan Estimate		Low LTV/CLTV/HCLTV - 60.63% LTV is below the program maximum of 80%.; None - 38.65% DTI is below the program maximum of 43%
9/7/2017 - "The intent to proceed was delivered to the client as part of the loan application package, it was not returned to (lender) so we had one signed at closing". ** Exception is overridden to EV2 Pre-disclosure Fee Restriction. No fees were paid outside of closing. TRID 0191 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300558596	333376	09/05/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,500,000 is supported. No post closing CDA provided.	09/07/2017	Low LTV/CLTV/HCLTV - 60.63% LTV is below the program maximum of 80%.; None - 38.65% DTI is below the program maximum of 43%
9/6/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300558596	333382	09/05/2017	Credit	Missing Divorce Decree and/or Separation Agreement	DD 0001	1	Closed
Missing Marital Settlement Agreement as required per Title Commitment item # 4a .

Marital Settlement Agreement to confirm alimony payment considered in qualifying.

 Marital Settlement Agreement to confirm ownership of joint assets used to satisfy reserve requirements.
									09/11/2017	Low LTV/CLTV/HCLTV - 60.63% LTV is below the program maximum of 80%.; None - 38.65% DTI is below the program maximum of 43%	9/7/2017 - Exception is cleared with the attached Marital Settlement Agreement. DD 0001 Exception Cleared;	Approved	A	A	A	A	A
300558596	333395	09/05/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003/Application Declaration section is marked "NO" for being obligated to pay alimony, however, liability section lists alimony liability.	10/06/2017	Low LTV/CLTV/HCLTV - 60.63% LTV is below the program maximum of 80%.; None - 38.65% DTI is below the program maximum of 43%	10/4/2017 - Exception is cleared with the attached borrower singed corrected 1003/Application. APP 0006 Exception Cleared;	Approved	A	A	A	A	A
300628282	345711	10/18/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,000,000 is supported. No post closing CDA provided.	10/23/2017
Low DTI - Review DTI of 21.39% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified employment history - Verified 32 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $2,562,349.47, 233 mos of verified PITI reserves. 12 months of reserves required.

10/23/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300628282	345940	10/19/2017	Credit	Missing Proof of Release of Escrow Holdback	HUD 0023	2	Acknowledged
Documentation in file reflects an Escrow/Repair holdback. Additional Loan Agreement was signed by borrower and Lender. No evidence that work was completed and holdback funds released. Appraisal completed As-Is. Lender guidelines state "work completion escrows are not allowed". Email chain indicates investor would not approve unless work completed prior to closing.

Low DTI - Review DTI of 21.39% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified employment history - Verified 32 yr stable employment history per VOE.; Verified reserves - Post closing reserves of $2,562,349.47, 233 mos of verified PITI reserves. 12 months of reserves required.

Client: 11/7/2017 - Exception is overridden to EV2 upon receipt of the investors acknowledgment of the exception to lender guide to allow post-consummation work completion and escrow holdback. Appraisal completion report, release of escrow, and lien waivers were previously provided via stip presentment on 11/3. HUD 0023 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300642564	348166	10/26/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $635,000 is supported. No post closing CDA provided.	11/02/2017
Verified reserves - Post closing reserves of $62,433.20, 19.45 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 793/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/2002.

10/26/2017 - Received 3rd Party Desk Review via trailing docs that reflects original appraisal value of $635,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;
												Approved	A	A	A	A	A
300642564	348451	10/27/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed
The Initial Closing Disclosure was provided on (2017-10-05) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (2017-10-10), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxx), for consummation to occur on (xxxx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									11/02/2017
Verified reserves - Post closing reserves of $62,433.20, 19.45 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 793/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/2002.
											10/31/2017 - Exception is cleared with the attached courier delivery confirmation to evidence overnight delivery to borrower of the initial CD. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300642491	348966	10/31/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,125,000 is supported. No post closing CDA provided.	11/02/2017
Verified reserves - Verified assets after closing of $166,922.84(28.38 mos) 12 mos required.; Verified credit history - 780 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 12/2000. ; Verified housing payment history - 147 months of current and previous mortgage history reporting 0x30.

10/31/2017 - Received 3rd Party Desk Review (trailing docs) that reflects original appraisal value of $1,125,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300642491	349043	10/31/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-09-15). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-09-19), which is after (2017-09-18); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									11/02/2017
Verified reserves - Verified assets after closing of $166,922.84(28.38 mos) 12 mos required.; Verified credit history - 780 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 12/2000. ; Verified housing payment history - 147 months of current and previous mortgage history reporting 0x30.

11/1/2017 - Exception is cleared with the attached shipment receipt provided to evidence delivery of the initial LE to borrower on the intent to proceed date. Performed shipment tracking via 3rd party courier website to confirm delivery date. TRID 0044 Exception Cleared;
												Approved	A	A	A	A	A
300631578	350041	11/06/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid change of circumstances for latest issued Loan Estimate	11/09/2017
Verified credit history - Excellent credit history with no derogatory credit and a score of 783. Program only requires a 700 score.; Verified housing payment history - 60 mo continuous mortgage rated paid as agreed.; Verified reserves - Post closing reserves of $924,963.51, 120 months of verified PITI reserves. 9 months of PITI reserves required.
											11/8/2017 - Exception is cleared with the attached LE History that lists change of circumstance reason for the latest issued LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300631578	350068	11/06/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,350,000 is supported. No post closing CDA provided.	11/07/2017
Verified credit history - Excellent credit history with no derogatory credit and a score of 783. Program only requires a 700 score.; Verified housing payment history - 60 mo continuous mortgage rated paid as agreed.; Verified reserves - Post closing reserves of $924,963.51, 120 months of verified PITI reserves. 9 months of PITI reserves required.

11/7/2017 - Received 3rd Party Desk Review (trailing docs) that reflects original appraisal value of $1,350,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300631578	350141	11/06/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing statement to confirm HOA dues for prior primary residence being retained.	11/09/2017
Verified credit history - Excellent credit history with no derogatory credit and a score of 783. Program only requires a 700 score.; Verified housing payment history - 60 mo continuous mortgage rated paid as agreed.; Verified reserves - Post closing reserves of $924,963.51, 120 months of verified PITI reserves. 9 months of PITI reserves required.

11/8/2017 - Exception is cleared with the attached pre-consummation dated email correspondence from the HOA that provides the annual dues for non-subject property to support the qualifying payment. CRED 0096 Exception Cleared;
												Approved	A	A	A	A	A
300631578	350231	11/06/2017	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Final Closing Disclosure dated, Summaries of Transaction, Line 04, states See addendum for add'l information. No addendum to final Closing Disclosure provided.	11/14/2017
Verified credit history - Excellent credit history with no derogatory credit and a score of 783. Program only requires a 700 score.; Verified housing payment history - 60 mo continuous mortgage rated paid as agreed.; Verified reserves - Post closing reserves of $924,963.51, 120 months of verified PITI reserves. 9 months of PITI reserves required.
											11/9/2017 - Exception is cleared. Exception cites for missing CD addendum for non-subject loan transaction, which is attached. TRID 0148 Exception Cleared;	Approved	A	A	A	A	A
300631578	350232	11/06/2017	Compliance	Payoff and Payments Section is incomplete and/or does not meet the Clear and Conspicuous standard	TRID 0168	1	Closed	Final Closing Disclosure used alternative format which does not provide Payoff Section. Format of Closing Disclosure must remain consistent for all disclosures.	11/14/2017
Verified credit history - Excellent credit history with no derogatory credit and a score of 783. Program only requires a 700 score.; Verified housing payment history - 60 mo continuous mortgage rated paid as agreed.; Verified reserves - Post closing reserves of $924,963.51, 120 months of verified PITI reserves. 9 months of PITI reserves required.
											11/9/2017 - Exception is cleared. CD provided on alternative form was not for subject transaction. TRID 0168 Exception Cleared;	Approved	A	A	A	A	A
300631578	350233	11/06/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing current P&L/Balance Sheets for Schedule C self-employment business to confirm no continuing losses, as required per Appendix Q.	11/09/2017
Verified credit history - Excellent credit history with no derogatory credit and a score of 783. Program only requires a 700 score.; Verified housing payment history - 60 mo continuous mortgage rated paid as agreed.; Verified reserves - Post closing reserves of $924,963.51, 120 months of verified PITI reserves. 9 months of PITI reserves required.
											11/8/2017 - Exception is cleared with the attached CPA letter that provides YTD P&L. CPA confirms no balance sheet has been prepared. P&L confirms no losses. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300634036	351630	11/10/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $730,000 is supported. No post closing CDA provided.	11/17/2017
Verified credit history - 792 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1994. ; Verified reserves - Post closing reserves of $166,481.25, 50.76 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 22.93% DTI on fully documented file. 43% maximum DTI allowed.

11/14/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300646993	354560	11/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $700,000 is supported. No post closing CDA provided.	11/22/2017
Verified employment history - Verified 8 yr employment history confirmed with WVOE.; Verified liquid assets and/or savings history - Verified liquid assets after closing of$87,483.45 (30.7 mos). 9 mos reserves required.

11/22/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300646993	354562	11/18/2017	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Verification of Rental provided in file is incomplete. VOR is missing address of landlord/property manager.	11/30/2017
Verified employment history - Verified 8 yr employment history confirmed with WVOE.; Verified liquid assets and/or savings history - Verified liquid assets after closing of$87,483.45 (30.7 mos). 9 mos reserves required.
											11/27/2017 - Exception is cleared with the attached VOR that lists landlord address at rental building. CRED 0021 Exception Cleared;	Approved	A	A	A	A	A
300646993	355478	11/21/2017	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Page 3 of Initial 1003 is illegible. All data on 1003 must be fully legible.	11/30/2017
Verified employment history - Verified 8 yr employment history confirmed with WVOE.; Verified liquid assets and/or savings history - Verified liquid assets after closing of$87,483.45 (30.7 mos). 9 mos reserves required.
											11/27/2017 - Exception is cleared with the attached legible copy of the initial 1003/Application. APP 0004 Exception Cleared;	Approved	A	A	A	A	A
300647757	355077	11/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,070,000 is supported. No post closing CDA provided.	11/22/2017
Low LTV/CLTV/HCLTV - 56.542% LTV/CLTV. Maximum of 65% allowed. ; Verified reserves - Verified reserves after closing of $1,133,823.6 (252.86 mos). 9 months PITI required. ; Low DTI - 21.76% DTI on fully documented file. Maximum allowed of 43% per program guidelines.

11/22/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,070,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300653414	355918	11/24/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for redisclosed Loan Estimate.	11/30/2017
Low DTI - 27.87% DTI. Maximum of 43% allowed per program guidelines; Verified housing payment history - 116 months of current and prior mortgage history rated paid as agreed per credit report.; Verified reserves - Verified reserves after closing of $117,980.46 (36 mos), 9 months PITI reserves required.
											11/28/2017 - Exception is cleared with the attached LE History that provides the Change of Circumstance reason for the re-disclosed LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300653414	355932	11/24/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	11/30/2017
Low DTI - 27.87% DTI. Maximum of 43% allowed per program guidelines; Verified housing payment history - 116 months of current and prior mortgage history rated paid as agreed per credit report.; Verified reserves - Verified reserves after closing of $117,980.46 (36 mos), 9 months PITI reserves required.

11/28/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300653414	356269	11/26/2017	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed
Appraisal indicates that subject is located adjacent to a runway. Lender provided additional documentation concerning the issues related to location of subject. Missing evidence that the investor has reviewed and accepted the appraisal. Email does not reflect a Chase email confirming acceptance.
									12/07/2017
Low DTI - 27.87% DTI. Maximum of 43% allowed per program guidelines; Verified housing payment history - 116 months of current and prior mortgage history rated paid as agreed per credit report.; Verified reserves - Verified reserves after closing of $117,980.46 (36 mos), 9 months PITI reserves required.
											12/5/2017 - Exception is cleared with the attached email correspondence from the investor that confirms appraisal status supported. APPR 0046 Exception Cleared;	Approved	A	A	A	A	A
300646701	356654	11/27/2017	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Subject transaction is Rate/Term refinance of primary residence paying off same lender construction loan. Page 1 of Mortgage states "This is a Purchase Money Mortgage".	12/11/2017
Verified housing payment history - 83 mo continuous mortgage rated paid as agreed.; Verified liquid assets and/or savings history - Verified reserves after closing of $63,429.63 (21.05 mos). 9 months PITI reserves required.

12/7/2017 - Exception is cleared with the attached recorded Correction Instrument which states, The Recorded Document is corrected or amended as follows: the statement "purchase money mortgage" is hereby deleted. DEED 0049 Exception Cleared;
												Approved	A	A	A	A	A
300646701	356665	11/27/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to proceed is dated outside of 10 business days of the initial loan estimate.
Verified housing payment history - 83 mo continuous mortgage rated paid as agreed.; Verified liquid assets and/or savings history - Verified reserves after closing of $63,429.63 (21.05 mos). 9 months PITI reserves required.
											11/29/2017 - Exception is overridden to EV2 - Pre-disclosure Fee Restriction. Confirmed CD reflects no fees being paid outside of closing. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300646701	356666	11/27/2017	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal does not reflect Borrowers as owners of record for refinance transaction.	12/04/2017
Verified housing payment history - 83 mo continuous mortgage rated paid as agreed.; Verified liquid assets and/or savings history - Verified reserves after closing of $63,429.63 (21.05 mos). 9 months PITI reserves required.
											12/1/2017 - Exception is cleared with the attached corrected exterior inspection report. Report was corrected to reflect borrowers as owner of public record. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300646701	356667	11/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $567,000 is supported. No post closing CDA provided.	12/04/2017
Verified housing payment history - 83 mo continuous mortgage rated paid as agreed.; Verified liquid assets and/or savings history - Verified reserves after closing of $63,429.63 (21.05 mos). 9 months PITI reserves required.

11/30/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $567,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300668099	359526	12/07/2017	Credit	Cashout Exceeds Guidelines	CRED 0022	2	Acknowledged
Per email chain subject cash out of $317,258.13 (paying off HELOC) exceeds maximum allowed of $250,000. No evidence that investor provided exception approval.  Emails provided were not from investor with evidence of exception approval.

Verified housing payment history - 199 months of current and prior mortgage history paid 0x30 per credit report. ; None - No other significant compensating factors. Other attributes are at maximums allowed per guidelines.

12/8/2017 - Exception is overridden to EV2 with the attached email correspondence from the investor reflecting the exception request, cash out exceeding max allowed, was approved. CRED 0022 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300656689	359419	12/07/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
File contains a Personal Line of Credit Agreement. Final 1003 does not list this Line of Credit on liabilities and no evidence any payment was included in DTI. Documentation of any draws and resulting payment must be included in qualifying.
									12/13/2017
Verified reserves - Post closing reserves of $105,702.74, 22.76 months of verified PITI reserves. 9 months of PITI reserves required.; Verified credit history - 759 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 8/2003.; Verified housing payment history - 86 months of current and prior mortgage history paid 0x30 per credit report.
											12/11/2017 - Attached loan information printout reflects $0 balance with $0 due, thus supporting no monthly payment being considered. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300704007	363624	12/19/2017	Compliance	Missing Evidence of Initial Disclosure(s)	TRID 0187	1	Closed	Missing lenders service providers list.	12/28/2017
Verified housing payment history - Credit report confirms 81 months satisfactory mortgage rating on prior / current mortgages.; Verified credit history - Oldest tradeline 6/2007, Middle credit score 771 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 29.33% DTI is below the program maximum of 35%.
											12/27/17 - Received lenders service providers list. TRID 0187 Exception Cleared.	Approved	A	A	A	A	A
300704007	363652	12/19/2017	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Subject is a SFR per appraisal report, however, borrower was qualified with HOA fee. Discrepancy is to be addressed.	01/11/2018
Verified housing payment history - Credit report confirms 81 months satisfactory mortgage rating on prior / current mortgages.; Verified credit history - Oldest tradeline 6/2007, Middle credit score 771 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 29.33% DTI is below the program maximum of 35%.

1/10/2018 - Exception is cleared with the attached corrected appraisal report. Appraiser notes: "The subject property is not located in a PUD. HOA fees are for maintenance of common protected wetlands and the entrance sign area to the subdivision". APPR 0002 Exception Cleared;

												Approved	A	A	A	A	A
300704007	363654	12/19/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing evidence of HOA assessment for subject property.	12/28/2017
Verified housing payment history - Credit report confirms 81 months satisfactory mortgage rating on prior / current mortgages.; Verified credit history - Oldest tradeline 6/2007, Middle credit score 771 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 29.33% DTI is below the program maximum of 35%.
											12/27/17 - Received memo from HOA Treasurer that documents annual HOA dues. * CRED 0103 Exception Cleared.	Approved	A	A	A	A	A
300670375	363715	12/19/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing evidence of HOA assessment for subject property.	01/04/2018
Verified housing payment history - Credit report confirms 74 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 1/2001, Middle credit score 790 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms borrowers employment with present employer from 8/1/2010 (7 years 4 months).; Low DTI - 27.24% DTI is below the program maximum of 43%; Verified reserves - Post closing reserves $389,501.90 (95 months PITIA). 9 months reserves required.
											1/2/2018 - Exception is cleared with the attached HOA cert. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300670375	363742	12/19/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2017-11-01). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2017-11-04), which is after (2017-11-03); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									12/27/2017
Verified housing payment history - Credit report confirms 74 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 1/2001, Middle credit score 790 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms borrowers employment with present employer from 8/1/2010 (7 years 4 months).; Low DTI - 27.24% DTI is below the program maximum of 43%; Verified reserves - Post closing reserves $389,501.90 (95 months PITIA). 9 months reserves required.

12/27/17 - Received copy of overnight tracking to the borrower with the ship date to match to LE issue date and confirmed delivery of the following day which is prior to the Intent to Proceed confirmed Date. TRID 0044 Exception Cleared.
												Approved	A	A	A	A	A
300670375	363750	12/19/2017	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Mortgage does not contain PUD Rider for PUD property.	01/11/2018
Verified housing payment history - Credit report confirms 74 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 1/2001, Middle credit score 790 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms borrowers employment with present employer from 8/1/2010 (7 years 4 months).; Low DTI - 27.24% DTI is below the program maximum of 43%; Verified reserves - Post closing reserves $389,501.90 (95 months PITIA). 9 months reserves required.
											1/10/2018 - Exception is cleared with the attached recorded corrected mortgage containing PUD rider. DEED 0007 Exception Cleared;	Approved	A	A	A	A	A
300702406	366525	12/29/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2016 and 2015 tax returns are incomplete.	01/04/2018
Verified credit history - 753/773 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/2004. ; Low DTI - DTI of 27.75% on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $107,022.74, 31.33 months of verified PITI reserves. 9 months of PITI reserves are required.
											1/2/2018 - Exception is cleared. 2015/2016 1040s include all Schedules as indicated, which is supported by the IRS Transcripts. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300642493	341722	10/05/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $745,000 is supported. No post closing CDA provided.	10/30/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.

10/10/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $745,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300642493	341930	10/06/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to proceed date is outside of 10 general business days from Initial Loan Estimate.
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.
											10/18/2017 - Exception can be overridden to EV2 under pre-disclosure fee restriction. Confirmed no fees were charged prior to closing. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300642493	341938	10/06/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing closing protection letter.	02/22/2018
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.
											10/9/2017 - Exception is cleared with the attached copy of the closing protection letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300642493	341959	10/06/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation to support the HOA fee considered in qualifying	10/23/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.

10/19/2017 - Exception is cleared with the attached Custom Home Site Checklist that lists the annual association fee for the neighborhood. Included is a copy of the corrected signed 1003 application. Qualifying payment is due annually not monthly, thus the monthly payment was corrected accordingly. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300642493	342003	10/06/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (3889.43), while the Calculated Projected Payments Table has a value of (4406.14).

Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.

10/19/2017 - Exception is partially cleared with the attached corrected 1008/1003, re-disclosure, accompanying letter of explanation, with courier tracking to evidence delivery to borrower was completed within 60 days of consummation. Missing reopened rescission for the rescindable transaction. TRID 0092 Exception Remains;
10/23/2017 - Lender posted response is insufficient to satisfy the exception. Refer to response posted 10/19. TRID 0092 Exception Remains;
 11/1/2017 - Exception is overridden to EV2. Reopened ROR expiration date has passed with no evidence transaction was rescinded. Redisclosed corrected CD with accompanying letter of explanation and evidence of delivery to borrower completed within 60 days of consummation was previously provided via stip presentment on 10/19. TRID 0092 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300642493	342005	10/06/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed
The total amount of Closing Disclosure 10% Category fees ($750.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2017-08-17, ($455.00). The total amount of fees in this category cannot exceed ($500.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
									10/23/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.
											10/18/2017 - Exception is cleared with the attached LE History that lists the change of circumstance reason for the re-disclosed LE. TRID 0124 Exception Cleared;	Approved	A	A	A	A	A
300642493	342007	10/06/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	Missing Change of Circumstance for re-disclosed LE.	10/23/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.
											10/18/2017 - Exception is cleared with the attached LE History that lists the change of circumstance reason for the re-disclosed LE. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300642493	342014	10/06/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential property ownership issue	10/23/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.

10/19/2017 - Exception is cleared with the attached property report that confirms borrowers are not the current owners of the property listed on the fraud report potential property ownership issue. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300642493	342016	10/06/2017	Credit	Missing HUD-1 for property to determine previous transaction type	HUD 0012	1	Closed	Missing final settlement statement for lot purchase	10/23/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.
											10/19/2017 - Exception is cleared with the attached signed buyer settlement statement for lot purchase. HUD 0012 Exception Cleared;	Approved	A	A	A	A	A
300642493	342023	10/06/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing confirmation from B1s employer that the borrower is paid 10 months out of the year. B2 letter of explanation for B1s employment is insufficient.	10/24/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.

10/24/2017 - Exception re-reviewed and cleared with the pre-consummation dated signed employment contract provided via stip presentment on 10/19, which confirms both borrowers annual salary and frequency of pay  installments. Included is a copy of the updated 2017 YTD paystub to support. VOE in file confirms 24+ months employment verification. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300642493	346895	10/23/2017	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal lists subject as SFR with no association fees disclosed. Documentation provided evidences that the property is subject to association dues. Appraiser is to address the discrepancy.	10/30/2017
Verified credit history - Oldest tradeline 5/2000, Middle credit scores 816 / 798 with no history of delinquency reported.; Verified housing payment history - Credit report confirms combined 49 months satisfactory mortgage rating on prior and current residence.; Verified employment history - VVOE confirms B1s employment from 8/30/2004 to Present (13+ yrs); Verified reserves - Post closing reserves $68,284.85 or 15 months PITIA. 9 months reserves required.
											10/27/2017 - Exception is cleared with the attached amended appraisal report. Appraisal report was amended to disclose SFR is subject to HOA assessments. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300630284	336273	09/14/2017	Compliance	Missing Mortgage Transaction Date	DEED 0003	1	Closed	Deed of Trust is missing Notary Acknowledgment page.	10/09/2017	Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.	Received all pages of Deed of Trust via DEED 0022. Transaction date confirmed. DEED 0003 Exception Cleared.	Approved	A	A	A	A	A
300630284	336324	09/14/2017	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	2	Acknowledged	Affiliated Business Disclosure was not provided within 3 Business Days of Application date.		Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.	9/21/2017 - Exception is overridden to EV2 - No Assignee Liability. COMP 0035 Exception Overridden to EV2;	Approved	B	B	B	B	B
300630284	336325	09/14/2017	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing evidence borrower was provided with Homeownership Counseling Disclosure.	10/04/2017	Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.	9/29/2017 - Exception is cleared with the attached Homeownership Counseling Disclosure that is addressed to borrower. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300630284	336333	09/14/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,025,000 is supported. No post closing CDA provided.	09/21/2017	Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.
9/20/17 - Received 3rd Party Desk Review that reflects original appraisal value of $1,025,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300630284	336443	09/14/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed
Missing evidence borrower was provided Intent to Proceed. You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									10/04/2017	Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.	9/29/2017 - Exception is cleared with the attached borrower esigned intent to proceed form. TRID 0045 Exception Cleared;	Approved	A	A	A	A	A
300630284	337717	09/19/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all alerts addressed.	09/28/2017	Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.	9/25/2017 - Exception is cleared with the attached fraud report reflecting low risk borrower and property scores with no variances to be addressed. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300630284	337848	09/19/2017	Compliance	Missing Notary on Mortgage/DOT	DEED 0022	1	Closed	Deed of Trust is missing Notary Acknowledgment page.	10/09/2017	Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.	10/5/17 - Received all pages of Deed of Trust. Notary acknowledgment confirmed. DEED 0022 Exception Cleared.	Approved	A	A	A	A	A
300630284	337896	09/19/2017	Credit	Missing Asset Documentation Type	CRED 0063	1	Closed	Missing Terms of Withdrawal to confirm borrowers ability to withdraw funds prior to termination. Borrower has insufficient reserves without these funds.	10/19/2017	Verified housing payment history - 334 months of current and prior mortgage history paid 0x30 per credit report.
10/18/2017 - Exception is cleared with the attached 401K Plan Summary that confirms borrower is eligible for hardship withdrawal. Reserve requirements are satisfied with 401K assets considered. CRED 0063 Exception Cleared;
												Approved	A	A	A	A	A
300472199	313274	06/22/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No lender approval with underwriting conditions provided. 1008 is not executed. Unable to determine loan approval date and approving underwriter.	07/11/2017
Low LTV/CLTV/HCLTV - 56.68% LTV/CLTV. Maximum of 80% LTV/CLTV allowed. ; Low DTI - Review DTI of 26.18% on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $509,060.74 or 86 months of PITI verified. 12 months required.

7/10/2017 - Exception is cleared with the attached Underwriting Decision form that documents the loan approval date. Underwriter listed is the same underwriter that that is listed on the 1008 that was provided in the original loan file. APRV 0003 Exception Cleared;
												Approved	A	A	A	A	A
300472199	313322	06/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,395,000 is supported. No post closing CDA provided.	06/28/2017
Low LTV/CLTV/HCLTV - 56.68% LTV/CLTV. Maximum of 80% LTV/CLTV allowed. ; Low DTI - Review DTI of 26.18% on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $509,060.74 or 86 months of PITI verified. 12 months required.
											6/27/17 - Received 3rd Party Desk Review that reflects original appraisal value is supported.	Approved	A	A	A	A	A
300472199	313330	06/22/2017	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Per credit report neither B1 or B2 meet minimum requirements of 2 active tradelines for 24 months or 3 active tradelines for 12 months. Lender exception in file for B2 not meeting requirements. Missing an Exception for B1 not meeting tradeline requirements.

Low LTV/CLTV/HCLTV - 56.68% LTV/CLTV. Maximum of 80% LTV/CLTV allowed. ; Low DTI - Review DTI of 26.18% on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $509,060.74 or 86 months of PITI verified. 12 months required.
											Client: 8/22/2017 - Received investors acknowledgment of the tradeline exception due to compensating factors of low LTV and low DTI. CRED 0098 Exception Cleared;	Approved	B	B	B	B	B
300472199	313336	06/22/2017	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	2	Acknowledged	Affiliated Business Disclosure is dated outside of 3 days of application date.
Low LTV/CLTV/HCLTV - 56.68% LTV/CLTV. Maximum of 80% LTV/CLTV allowed. ; Low DTI - Review DTI of 26.18% on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $509,060.74 or 86 months of PITI verified. 12 months required.

7/5/2017 - Received Affiliated Business Arrangement Disclosure that indicates lender has no affiliated business relationships to disclose. ** No exception cleared. Loan file contains borrower signed Affiliated Business Disclosure issued at closing that lists an affiliated business relationship.  Missing Affiliated Business Disclosure issued within 3 business days of Application. COMP 0035 Exception Remains;
 7/10/2017 - Exception is overridden to EV2, no assignee liability. COMP 0035 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300472199	313430	06/22/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing copy of Rate Lock document.	07/11/2017
Low LTV/CLTV/HCLTV - 56.68% LTV/CLTV. Maximum of 80% LTV/CLTV allowed. ; Low DTI - Review DTI of 26.18% on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $509,060.74 or 86 months of PITI verified. 12 months required.
											6/27/17 - Received Rate Lock confirmation.	Approved	A	A	A	A	A
300472199	318232	07/11/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing borrower accepted eDisclosure. Initial CD was delivered electronically.	08/29/2017
Low LTV/CLTV/HCLTV - 56.68% LTV/CLTV. Maximum of 80% LTV/CLTV allowed. ; Low DTI - Review DTI of 26.18% on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $509,060.74 or 86 months of PITI verified. 12 months required.

8/29/2017 - Exception re-reviewed. Action log (Stip 8/22) confirms B1s eConsent. Although the disclosure was emailed to B2 there is no acknowledgment of receipt. No other evidence of esign in file for B2, thus B2 accepted eDisclosure not required. TRID 0134 Exception Cleared;
												Approved	A	A	A	A	A
300555749	328641	08/15/2017	Compliance	Missing Evidence of Initial Disclosure(s)	TRID 0187	1	Closed	Missing initial and interim CDs.	08/23/2017
Verified credit history - Oldest tradeline 05/1999, Middle credit score 772 with no history of delinquency reported. Minimum credit score required 680.; Verified reserves - Post closing reserves $113,827.17 OR 26 months PITIA. 12 months reserves required.; Low DTI - 36.14% DTI is below the program maximum of 43%.
											8/22/2017 - Exception is cleared with the attached copy of the initial CD. TRID 0187 Exception Cleared;	Approved	A	A	A	A	A
300555749	328642	08/15/2017	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD lists Lender information in the Mortgage Broker section.
Verified credit history - Oldest tradeline 05/1999, Middle credit score 772 with no history of delinquency reported. Minimum credit score required 680.; Verified reserves - Post closing reserves $113,827.17 OR 26 months PITIA. 12 months reserves required.; Low DTI - 36.14% DTI is below the program maximum of 43%.

8/21/2017 - Exception is overridden to EV2 for the lenders contact information being duplicated in the mortgage broker contact information section. Lenders contact information was disclosed properly in the the lenders contact information section. TRID 0141 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300555749	328646	08/15/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	08/18/2017
Verified credit history - Oldest tradeline 05/1999, Middle credit score 772 with no history of delinquency reported. Minimum credit score required 680.; Verified reserves - Post closing reserves $113,827.17 OR 26 months PITIA. 12 months reserves required.; Low DTI - 36.14% DTI is below the program maximum of 43%.

8/18/2017 - Received 3rd Party Desk Review that reflects a value of $800,000 resulting in a +6.67% variance to the original appraisal value of $750,000 which is within acceptable tolerance of 10%. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;
												Approved	A	A	A	A	A
300555749	328647	08/15/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN listed on the Origination Appraisal Report does not match to the APN listed on the Deed of Trust.	08/21/2017
Verified credit history - Oldest tradeline 05/1999, Middle credit score 772 with no history of delinquency reported. Minimum credit score required 680.; Verified reserves - Post closing reserves $113,827.17 OR 26 months PITIA. 12 months reserves required.; Low DTI - 36.14% DTI is below the program maximum of 43%.

8/21/2017 - Exception is cleared. The APN listed on the Appraisal Report is the Billing Number that is listed on the property tax certificate. Deed of Trust lists the actual county account number, which is also documented on the property tax cert. Legal descriptions listed on the origination appraisal report, Deed of Trust, and Title Commitment agree, thus satisfactorily identifying the subject property. COLL 0002 Exception Cleared;
												Approved	A	A	A	A	A
300555749	328648	08/15/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing the Certificate of Occupancy issued by a local municipality for the newly constructed subject property.	08/29/2017
Verified credit history - Oldest tradeline 05/1999, Middle credit score 772 with no history of delinquency reported. Minimum credit score required 680.; Verified reserves - Post closing reserves $113,827.17 OR 26 months PITIA. 12 months reserves required.; Low DTI - 36.14% DTI is below the program maximum of 43%.

8/29/2017 - Exception re-reviewed and cleared. Loan file contains appraisers completion report. Signed letter from the County confirming Certificates of Occupancy are not issued was previously provided 8/23. PROP 0012 Exception Cleared
												Approved	A	A	A	A	A
300555749	328686	08/15/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation to support the qualifying property tax payment.	08/29/2017
Verified credit history - Oldest tradeline 05/1999, Middle credit score 772 with no history of delinquency reported. Minimum credit score required 680.; Verified reserves - Post closing reserves $113,827.17 OR 26 months PITIA. 12 months reserves required.; Low DTI - 36.14% DTI is below the program maximum of 43%.

8/23/2017 - "This is a standard calculation in the industry. The appraised value is most commonly more than the tax assessor value of a property. In order to determine an estimate of taxes going forward upon including improvements in the tax assessors value, Lender  will take 80% of the appraised value/sales price in order to create this estimate and multiply this by the tax rate to determine taxes to be used for qualifying and to establish escrow accounts, as necessary. Please remove finding". ** Exception is cleared. Lender utilizes 80% of the appraisal value with documented mill rate to calculate taxes on newly constructed properties. Lender calculated tax is the more conservative approach than disclosing taxes on the documented taxes on the unimproved value. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300555749	328705	08/15/2017	Compliance	Initial Closing Disclosure Sent Method In Person and No Received Date	TRID 0010	1	Closed	Missing initial CD.	08/23/2017
Verified credit history - Oldest tradeline 05/1999, Middle credit score 772 with no history of delinquency reported. Minimum credit score required 680.; Verified reserves - Post closing reserves $113,827.17 OR 26 months PITIA. 12 months reserves required.; Low DTI - 36.14% DTI is below the program maximum of 43%.
											8/22/2017 - Exception is cleared with the attached copy of the initial CD. TRID 0010 Exception Cleared;	Approved	A	A	A	A	A
300587858	333476	09/06/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,550,000 is supported. No post closing CDA provided.	09/07/2017
Verified credit history - 773/798 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 10/1990. ; Verified housing payment history - 755 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $254,113.12, 37.12 months of PITI reserves. 18 months of PITI reserves required.

9/7/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300587858	333565	09/06/2017	Credit	Missing leases for rental properties on Schedule E	QMATR 0012	1	Closed	Rental income used to qualifying the borrower per final 1003. Missing copy of of current Lease as required per Appendix Q.	09/22/2017
Verified credit history - 773/798 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 10/1990. ; Verified housing payment history - 755 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $254,113.12, 37.12 months of PITI reserves. 18 months of PITI reserves required.

9/22/2017 - Exception re-reviewed and cleared. Lease agreement (Stip 9/15) contains a clause to continue on a month to month basis. No evidence provided in file to indicate that the lease was terminated. Documentation provided confirms borrowers ownership, thus lease for rental that is managed by a property management company is acceptable. QMATR 0012 Exception Cleared;
												Approved	A	A	A	A	A
300587858	333575	09/06/2017	Credit	QM/ATR Failure	QMATR 0005	1	Closed	The loan fees ($49,531.60) exceed the (QM) (Note Amount >=$102,894.00) fee limit, which is 3% of the Total Loan Amount ($33,117.07), the difference is ($16,414.53). (12 CFR 1026.43(e)(3).	09/19/2017
Verified credit history - 773/798 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 10/1990. ; Verified housing payment history - 755 months of current and prior mortgage history reviewed with 0x30 payment history. ; Verified reserves - Post closing reserves of $254,113.12, 37.12 months of PITI reserves. 18 months of PITI reserves required.

9/12/2017 - "See the N30 product on page 3 of the attached rate sheet to demonstrate the higher rates available to the borrower which would have resulted in a lower discount". ** Exception is cleared with the lock confirmation and attached rate sheet that provides higher rates for less discount. Up to 2% can be omitted for bonafide discount. QMATR 0005 Exception Cleared;
												Approved	A	A	A	A	A
300592557	333614	09/06/2017	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/11/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.

9/11/2017 - Exception is cleared with the attached copy of the lenders recording instructions to the settlement agent, thus satisfactorily documenting the intent to record. DEED 0049 Exception Cleared;
												Approved	A	A	A	A	A
300592557	333726	09/07/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed
1) Missing change of circumstance for re-disclosure dated 6/29. Loan amount changed, loan origination fee increased, hazard insurance premium decreased.

2) Missing change of circumstance for re-disclosure dated 7/28. Loan amount changed.

 .
									09/19/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.
											9/12/2017 - Exception is cleared with the attached change of circumstance forms for re-disclosures 6/29 and 7/28. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300592557	333739	09/07/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	1	Closed	Intent to Proceed date is for LE dated 6/29. Missing intent to proceed for initial LE.	09/19/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.
											9/7/2017 - Exception is cleared with the attached esigned intent to proceed form for initial LE. TRID 0191 Exception Cleared;	Approved	A	A	A	A	A
300592557	333751	09/07/2017	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site Value 31.37% > typical ratio for the area of 14-22%.	09/11/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.

9/7/2017 - "This is not a (lender) guideline. Please remove based on CDA". ** Exception is cleared with 3rd Party Desk Review that reflects original appraisal value of $1,355,000 is supported (APPR 0040 Stip 9/8).  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared;
												Approved	A	A	A	A	A
300592557	333752	09/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,355,000 is supported. No post closing CDA provided.	09/11/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.

9/8/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,355,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300592557	333755	09/07/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy issued by the local municipality for the newly constructed subject property.	09/21/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.

9/19/2017 - Attached printout from the city confirms residential dwellings are exempt from certificates of occupancy. Exception is cleared with the the building inspection report that was provided via stip presentment on 9/12 that confirms last inspections for subject property were approved. PROP 0012 Exception Cleared;
												Approved	A	A	A	A	A
300592557	333764	09/07/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard Dwelling coverage is insufficient to cover the appraisal replacement cost value or the lesser Note amount. Missing insurers cost estimator.	09/11/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.
											9/8/2017 - Exception is cleared. Hazard insurance dec pages reflects 25% increased replacement cost coverage. Increased coverage is sufficient to cover the loan amount. HAZ 0004 Exception Cleared;	Approved	A	A	A	A	A
300592557	333799	09/07/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 2015/2016 1120S business tax transcripts.	11/13/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.

9/11/2017 - Exception is cleared. Per lender guide, A fully executed (but not processed) 4506T is required for each self-employed business utilized to document positive self-employed income to qualify. CRED 0091 Exception Cleared;
												Approved	A	A	A	A	A
300592557	333807	09/07/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing documented 2015/2016 bonus income for B1, which was used in qualifying	09/11/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.
											9/7/2017 - "See full written (vendor) VOE on pages 790-793 of original loan file". ** Exception is cleared. 2017/2016/2015 Bonus income was documented in file. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300592557	333831	09/07/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing 4/2017 asset statement to fully source EMD	09/21/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.

9/20/2017 - Exception is cleared with the attached asset statements that fully source large deposit to brokerage account that was used for EMD. Money movement cover letter provided giving instructions for the transfer with Incoming Wire Notification provided to evidence receipt source and receipt of EMD. CRED 0083 Exception Cleared;
												Approved	A	A	A	A	A
300592557	333856	09/07/2017	Credit	Loan DTI exceeds 43%	QMATR 0002	1	Closed
UPDATED EXCEPTION: Review calculated DTI 46.35% with corrected property tax payment considered exceeds 43%.

2016 1040 Schedule E expenses were not considered in qualifying.

ORIGINAL EXCEPTION: Review calculated DTI of 48.48% exceeds 43%.

1. Missing documentation to support monthly property tax payment used in qualifying. Review calculated is based on the documented mill rate and the appraisal valueon the newly constructed subject property.

 2. 2016 1040 Schedule E expenses were not considered in qualifying.
									11/13/2017
Low LTV/CLTV/HCLTV - 64.68% LTV is below the program maximum allowed of 80%.; Verified credit history - B1 oldest tradeline 7/1998, Middle credit score 804 with no history of delinquency reported.

B2 oldest tradeline 8/1996, Middle credit score 733 with no history of delinquency reported.

 Minimum credit score required 680.; Verified housing payment history - B2 credit report confirms 34 months satisfactory mortgage rating.

9/19/2017 - "The (expense deduction) is an IRS 179 deduction which is depreciation. Depreciation is not to be deducted from income nor would it be added back so it shouldnt be taken into consideration. There is no (other) deduction on page 654 of the original loan file and cannot be located on either the 2016 or 2015 tax returns?" ** Exception is cleared. Section 179 of the IRS tax code allows businesses to deduct the full purchase price of qualifying equipment and/or software purchased or financed during the tax year. Schedule E Section 179 expense is a one time expense reported on Form 4562 Depreciation and Amortization, which can be excluded. DTI < 43% with expense excluded. Corrected 1008 / 1003 provided via stip presentment on 9/12 to address part 1 of the original exception. QMATR 0002 Exception Cleared;
												Approved	A	A	A	A	A
300668522	356014	11/24/2017	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated business disclosure is dated 11/21/2017 outside of 3 business days from the application date.	12/05/2017
Verified housing payment history - 219 months of current and prior mortgage history rated paid as agreed per credit report.; Verified employment history - Co borrower has verified 15 yr stable employment history per WVOE.; Verified reserves - Post closing reserves of $270,326.31, 73.28 months of verified PITI reserves. 12 months of PITI reserves required.

12/5/2017 - "This is the disclosure to our investors we have used on all of our files. There were no affiliates involved. The disclosure is not required to go to the borrower if there are no affiliates". ** Agree. Disclosure provided in file confirms that lender has no affiliates to disclose, thus no Affiliated Business Disclosure would be required. COMP 0035 Exception Cleared;
												Approved	A	A	A	A	A
300668522	356020	11/24/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $860,000 is supported. No post closing CDA provided.	11/30/2017
Verified housing payment history - 219 months of current and prior mortgage history rated paid as agreed per credit report.; Verified employment history - Co borrower has verified 15 yr stable employment history per WVOE.; Verified reserves - Post closing reserves of $270,326.31, 73.28 months of verified PITI reserves. 12 months of PITI reserves required.

11/28/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300668522	356460	11/27/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing third party verification of self employment. CPA letter confirmed self employment for 1 of 3 self-employment businesses. Missing 3rd party verification of self-employment for the other 2 businesses.
									12/05/2017
Verified housing payment history - 219 months of current and prior mortgage history rated paid as agreed per credit report.; Verified employment history - Co borrower has verified 15 yr stable employment history per WVOE.; Verified reserves - Post closing reserves of $270,326.31, 73.28 months of verified PITI reserves. 12 months of PITI reserves required.

12/5/2017 - "Income was not used from either of these businesses to qualify and therefore the VVOEs should not be required". ** Verification of self-employment not required when only losses are considered. CRED 0006 Exception Cleared;
												Approved	A	A	A	A	A